Portfolio of Investments
Touchstone Active Bond Fund – June 30, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 51.5%
	Financials — 15.2%
$1,596,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.750%, 1/15/33	$ 1,559,262
783,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 6.150%, 9/30/30	818,617
666,000	Aircastle Ltd. / Aircastle Ireland DAC, 144a, 5.000%, 9/15/30	663,778
40,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	40,649
101,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 6.851%, 8/15/53(A)	101,255
1,107,000	American Express Co., 5.282%, 7/27/29	1,122,030
40,000	Asurion LLC / Asurion Co-Issuer, Inc., 144a, 8.000%, 12/31/32	40,353
672,000	Bank of America Corp., 2.687%, 4/22/32	609,212
647,000	Bank of America Corp., 3.705%, 4/24/28	642,699
862,000	Bank of America Corp., 5.511%, 1/24/36	881,467
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	763,049
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	906,408
1,596,000	Bank of Nova Scotia (The) (Canada), 4.813%, 2/2/34	1,572,945
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,150,456
1,596,000	Barclays PLC (United Kingdom), 5.088%, 6/20/30	1,601,003
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	431,080
1,596,000	Chubb INA Holdings LLC, 4.900%, 8/15/35	1,576,315
1,505,000	Citigroup, Inc., 4.542%, 9/19/30	1,495,052
550,000	Citigroup, Inc., 6.174%, 5/25/34	574,625
20,000	CRC Insurance Group LLC, 144a, 7.125%, 6/1/31	19,909
37,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	38,527
26,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	26,040
17,000	CrossCountry Intermediate HoldCo LLC, 144a, 6.500%, 10/1/30	16,756
29,000	First Eagle Holdings, Inc., 144a, 7.250%, 8/15/32	29,195
666,000	First Maryland Capital I, (TSFR3M + 1.262%), 4.935%, 1/15/27(A)	661,062
19,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	18,681
22,000	FirstCash, Inc., 144a, 6.125%, 5/1/34	21,899
12,000	Freedom Mortgage Holdings LLC, 144a, 6.875%, 5/1/31	11,651
5,000	Freedom Mortgage Holdings LLC, 144a, 7.875%, 4/1/33	4,875
47,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	48,569
55,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	53,994
19,000	goeasy Ltd. (Canada), 144a, 6.875%, 5/15/30	16,911
13,000	goeasy Ltd. (Canada), 144a, 7.625%, 7/1/29	12,290
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	926,638
1,618,000	Goldman Sachs Group, Inc. (The), 4.516%, 1/21/32	1,588,699
556,000	Goldman Sachs Private Credit Corp., 144a, 6.150%, 6/16/31	552,393
585,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	575,759
1,134,000	HSBC Holdings PLC (United Kingdom), 4.675%, 3/10/32	1,119,139
1,596,000	Huntington Bancshares, Inc., 4.623%, 1/28/32	1,570,925
43,000	Jane Street Group / JSG Finance, Inc., 144a, 6.125%, 11/1/32	43,002
16,000	Jane Street Group / JSG Finance, Inc., 144a, 6.750%, 5/1/33	16,434
20,000	Jefferson Capital Holdings LLC, 144a, 8.250%, 5/15/30	21,030
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,011,996
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	817,435
774,000	JPMorgan Chase & Co., 4.946%, 10/22/35	764,802
1,047,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,078,074
774,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	742,713
1,271,000	Morgan Stanley, 2.484%, 9/16/36	1,102,882
1,619,000	Morgan Stanley, 4.493%, 1/16/32	1,588,700
10,000	Navient Corp., 4.875%, 3/15/28	9,810
Principal Amount		Market Value
	Corporate Bonds — 51.5% (Continued)
	Financials — 15.2% (Continued)
$ 43,000	Navient Corp., 5.000%, 3/15/27	$ 42,670
10,000	Navient Corp., 7.875%, 6/15/32	9,358
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	787,711
1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	783,881
19,000	OneMain Finance Corp., 3.875%, 9/15/28	18,402
13,000	OneMain Finance Corp., 4.000%, 9/15/30	12,016
24,000	OneMain Finance Corp., 6.500%, 3/15/33	23,622
15,000	OneMain Finance Corp., 6.625%, 5/15/29	15,294
11,000	OneMain Finance Corp., 7.125%, 9/15/32	11,186
13,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	12,332
15,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	15,600
15,000	PennyMac Financial Services, Inc., 144a, 7.125%, 11/15/30	15,204
1,134,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.492%, 6/1/28(A)	1,120,557
10,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	10,162
49,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	50,603
16,000	Rocket Cos., Inc., 144a, 6.500%, 8/1/29	16,331
4,000	Rocket Cos., Inc., 144a, 6.500%, 6/15/34	4,101
41,000	Rocket Cos., Inc., 144a, 7.125%, 2/1/32	42,559
940,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	947,674
43,000	SBL Holdings, Inc., 144a, 9.508%(B)	40,895
1,548,000	State Street Corp., (TSFR3M + 1.262%), 4.926%, 6/15/47(A)	1,393,035
1,614,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	1,085,443
1,625,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.583%, 5/15/27(A)	1,615,144
1,214,000	UBS Group AG (Switzerland), 144a, 4.588%, 8/10/32	1,191,969
684,000	US Bancorp, 4.967%, 7/22/33	678,430
1,338,000	Wells Fargo & Co., 4.960%, 1/23/37	1,308,518
		42,313,742
	Utilities — 4.6%
68,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	67,332
24,000	Alpha Generation LLC, 144a, 6.250%, 1/15/34	23,614
57,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	59,743
1,172,000	Capital Power US Holdings, Inc. (Canada), 144a, 6.189%, 6/1/35	1,215,317
1,513,000	CMS Energy Corp., 4.750%, 6/1/50	1,482,890
1,148,000	Cumberland Combined Cycle Generation LLC, 5.821%, 5/15/56	1,177,613
1,120,000	Duke Energy Progress LLC, 4.150%, 12/1/44	925,732
614,000	Edison International, 4.125%, 3/15/28	605,316
566,000	Georgia Power Co., 5.950%, 2/1/39	583,722
1,596,000	National Rural Utilities Cooperative Finance Corp., Ser D, 4.050%, 2/9/29	1,575,516
1,596,000	NextEra Energy Capital Holdings, Inc., 2.440%, 1/15/32	1,408,771
823,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.055%, 10/1/66(A)	756,880
9,000	NRG Energy, Inc., 144a, 5.875%, 5/15/34	8,956
9,000	NRG Energy, Inc., 144a, 6.125%, 5/15/36	9,006
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	590,071
1,118,000	Oncor Electric Delivery Co. LLC, 144a, 5.900%, 3/15/56	1,139,835
84,000	PacifiCorp, 7.125%, 8/15/56	83,435
738,000	PacifiCorp., 5.750%, 4/1/37	744,133
89,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 6.659%, 3/30/67(A)	88,172
69,000	Sempra, 4.125%, 4/1/52	68,426
50,000	South Jersey Industries, Inc., 5.020%, 4/15/31	44,835

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 51.5% (Continued)
	Utilities — 4.6% (Continued)
$ 78,000	Talen Energy Supply LLC, 144a, 6.375%, 5/1/33	$ 77,868
28,000	XPLR Infrastructure Operating Partners LP, 144a, 8.625%, 3/15/33	30,024
		12,767,207
	Consumer Discretionary — 4.5%
1,534,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,336,015
59,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	57,956
42,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	41,901
316,000	Amazon.com, Inc., 5.800%, 3/13/56	314,802
506,000	Amazon.com, Inc., 5.950%, 3/13/66	504,894
19,872	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144a, 5.750%, 4/20/29	19,911
5,000	American Axle & Manufacturing, Inc., 144a, 6.375%, 10/15/32	4,982
5,000	American Axle & Manufacturing, Inc., 144a, 7.750%, 10/15/33	4,938
705,000	American Honda Finance Corp., Ser A, 5.200%, 4/8/33†	706,762
24,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	23,758
21,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	21,190
15,000	Beazer Homes USA, Inc., 144a, 7.500%, 3/15/31†	14,943
7,000	Beazer Homes USA, Inc., 144a, 8.000%, 1/15/32	7,011
85,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	83,977
1,026,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	1,012,785
10,000	Carnival Corp. Ltd., 144a, 5.125%, 5/1/29	9,984
75,000	Carnival Corp. Ltd., 144a, 5.750%, 8/1/32	75,704
70,000	Carnival Corp. Ltd., 144a, 5.875%, 6/15/31	71,226
10,000	Carnival Corp. Ltd., 144a, 6.125%, 2/15/33†	10,117
52,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	49,769
28,000	Century Communities, Inc., 144a, 6.625%, 9/15/33	28,269
150,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	151,501
5,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 144a, 6.125%, 4/15/31	4,999
5,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 144a, 6.375%, 4/15/34	4,990
20,000	Gaia Purchaser, Inc., 144a, 7.625%, 7/15/33	20,252
866,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	784,726
1,332,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	1,294,985
23,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	20,025
18,000	Goodyear Tire & Rubber Co. (The), 8.875%, 7/15/32†	18,143
48,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	46,739
11,000	Group 1 Automotive, Inc., 144a, 6.375%, 1/15/30	11,142
52,000	HNI Corp., 144a, 5.125%, 1/18/29	51,216
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	510,116
847,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	859,003
48,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	49,358
38,000	Light & Wonder International, Inc., 144a, 6.250%, 10/1/33	37,794
28,000	Lithia Motors, Inc., 144a, 5.500%, 10/1/30	27,700
1,238,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,201,457
25,000	Michaels Cos., Inc. (The), 144a, 8.500%, 3/15/33	24,760
10,000	NCL Corp. Ltd., 144a, 5.875%, 1/15/31	9,706
5,000	NCL Corp. Ltd., 144a, 6.250%, 9/15/33	4,856
21,000	NCL Corp. Ltd., 144a, 6.750%, 2/1/32	20,949
28,000	Newell Brands, Inc., 6.375%, 9/15/27	28,202
15,000	Newell Brands, Inc., 6.625%, 5/15/32†	15,200
13,000	Newell Brands, Inc., 144a, 8.500%, 6/1/28	13,582
24,000	Nissan Motor Acceptance Co. LLC, 144a, 6.125%, 9/30/30	23,599
12,000	Pioneer Opco LLC, 144a, 7.000%, 5/15/33	12,210
1,374,000	Polaris, Inc., 5.600%, 3/1/31	1,376,040
59,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	60,926
Principal Amount		Market Value
	Corporate Bonds — 51.5% (Continued)
	Consumer Discretionary — 4.5% (Continued)
$ 76,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	$ 75,333
29,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	27,534
1,116,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,100,429
61,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	60,468
63,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	66,610
43,000	Wabash National Corp., 144a, 4.500%, 10/15/28†	39,941
28,000	Whirlpool Corp., 6.500%, 6/15/33	24,265
4,000	Whirlpool Corp., 144a, 7.500%, 7/1/31	4,051
4,000	Whirlpool Corp., 144a, 7.875%, 7/1/34	4,022
5,000	Winnebago Industries, Inc., 144a, 6.250%, 7/15/28	5,012
		12,492,735
	Energy — 4.2%
1,070,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,049,488
39,000	Bristow Group, Inc., 144a, 6.750%, 2/1/33	39,128
671,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	615,465
22,000	Crescent Energy Finance LLC, 144a, 7.625%, 4/1/32	22,196
41,000	CVR Energy, Inc., 144a, 7.500%, 2/15/31	40,809
1,092,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,192,687
77,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	81,318
1,110,000	Energy Transfer LP, 6.300%, 1/15/56	1,118,192
46,000	Energy Transfer LP, Ser G, 7.125%(B)	47,483
5,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.750%, 3/15/34	4,962
19,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	19,591
31,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	32,439
1,011,000	HF Sinclair Corp., 5.000%, 2/1/28	1,009,477
24,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	23,908
14,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	13,754
19,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	18,493
28,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 8.375%, 11/1/33	29,194
38,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	38,230
65,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	66,201
527,551	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	495,239
1,078,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,071,437
660,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	766,127
15,000	Noble Finance II LLC, 144a, 6.250%, 6/15/34	14,690
887,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,059,744
25,000	Oceaneering International, Inc., 144a, 6.875%, 7/15/34	25,382
33,000	Par Petroleum LLC, 144a, 7.375%, 6/1/34	33,396
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	85,072
100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	71,483
30,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	31,161
55,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	55,298
5,000	Rockies Express Pipeline LLC, 144a, 4.800%, 5/15/30	4,890
16,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	16,836
1,242,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,101,635
50,000	SESI LLC, 144a, 7.875%, 9/30/30	50,803
36,000	SM Energy Co., 144a, 6.625%, 4/15/34	35,450
16,000	SM Energy Co., 144a, 6.750%, 8/1/29	16,292
26,000	SM Energy Co., 144a, 7.000%, 8/1/32	26,238
40,000	Tidewater, Inc., 144a, 9.125%, 7/15/30	42,849

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 51.5% (Continued)
	Energy — 4.2% (Continued)
$ 36,000	Valaris Ltd., 144a, 8.375%, 4/30/30	$ 37,383
10,000	Venture Global LNG, Inc., 144a, 6.375%, 12/15/34	9,833
26,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	26,518
88,000	Venture Global LNG, Inc., 144a, 9.000%(B)	85,918
15,000	Weatherford International Ltd., 144a, 6.750%, 10/15/33	15,299
1,151,000	Western Midstream Operating LP, 5.250%, 2/1/50	1,001,996
35,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	35,299
		11,679,283
	Communication Services — 4.1%
848,000	Alphabet, Inc., 5.500%, 2/15/46	838,018
1,135,000	AT&T, Inc., 3.800%, 12/1/57	761,331
536,000	AT&T, Inc., 4.500%, 5/15/35	505,483
1,020,000	Beacon Point DC LLC, 144a, 6.129%, 11/30/42	1,030,711
88,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	79,245
21,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	20,982
45,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31†	45,109
113,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	107,157
602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	554,246
673,000	Comcast Corp., 4.000%, 3/1/48	487,424
29,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	29,479
49,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	50,842
28,000	Discovery Global Holdings, Inc., 5.050%, 3/15/42	20,512
65,000	GCI LLC, 144a, 4.750%, 10/15/28	61,951
35,000	Gen Digital, Inc., 144a, 6.750%, 9/30/27	35,107
24,392	Level 3 Financing, Inc., 144a, 6.875%, 6/30/33	25,060
33,232	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	34,271
10,000	Level 3 Financing, Inc., 144a, 7.500%, 2/15/37	10,258
15,000	Match Group Holdings II LLC, 144a, 4.625%, 6/1/28	14,797
1,130,000	Meta Platforms, Inc., 4.875%, 11/15/35	1,101,351
30,000	Midcontinent Communications, 144a, 8.000%, 8/15/32	26,288
75,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	76,482
19,000	Neptune Bidco US, Inc., 144a, 10.375%, 5/15/31	19,693
41,000	Nexstar Media, Inc., 144a, 6.500%, 9/15/33	40,990
5,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.000%, 6/15/34	4,991
39,000	Paramount Global, 7.875%, 7/30/30	40,973
9,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	9,264
25,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	24,350
2,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	1,929
2,587,000	T-Mobile USA, Inc., 3.875%, 4/15/30	2,508,319
472,000	T-Mobile USA, Inc., 5.750%, 1/15/54	452,496
20,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	20,084
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	551,543
550,000	Verizon Communications, Inc., 5.875%, 11/30/55	535,142
1,404,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,355,115
62,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	58,359
		11,539,352
	Health Care — 4.1%
692,000	AbbVie, Inc., 4.450%, 5/14/46	596,601
16,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	15,753
20,000	Acadia Healthcare Co., Inc., 144a, 5.500%, 7/1/28	19,907
26,000	Acadia Healthcare Co., Inc., 144a, 7.375%, 3/15/33	26,756
20,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	19,294
19,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	18,436
Principal Amount		Market Value
	Corporate Bonds — 51.5% (Continued)
	Health Care — 4.1% (Continued)
$ 777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	$ 584,945
1,596,000	Amgen, Inc., 2.300%, 2/25/31	1,439,720
29,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	27,686
42,000	BellRing Brands, Inc., 144a, 7.000%, 3/15/30	41,990
1,596,000	Cigna Group (The), 4.500%, 9/15/30†	1,587,330
723,000	CommonSpirit Health, 4.187%, 10/1/49	565,199
661,000	CVS Health Corp., 5.125%, 7/20/45	600,835
16,000	DaVita, Inc., 144a, 6.750%, 7/15/33	16,510
21,000	DaVita, Inc., 144a, 6.875%, 9/1/32	21,658
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	711,638
795,000	Elevance Health, Inc., 4.750%, 2/15/33	784,489
47,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	48,704
1,026,000	HCA, Inc., 5.500%, 3/1/32	1,049,201
33,000	LifePoint Health, Inc., 144a, 7.000%, 5/1/34	31,620
1,543,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	1,498,629
24,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32†	21,678
41,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	40,286
11,000	Molina Healthcare, Inc., 144a, 6.250%, 1/15/33	11,018
15,000	Molina Healthcare, Inc., 144a, 6.500%, 2/15/31	15,260
46,000	National Mentor Holdings, Inc., 144a, 10.500%, 12/15/30	48,430
22,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	21,108
58,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	57,334
21,000	Select Medical Corp., 144a, 6.250%, 12/1/32†	20,400
91,000	Tenet Healthcare Corp., 6.125%, 10/1/28	91,363
32,000	Tenet Healthcare Corp., 144a, 5.500%, 11/15/32	31,817
708,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	702,308
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	751,187
		11,519,090
	Consumer Staples — 3.9%
33,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	30,738
5,000	ADI Escrow Issuer LLC, 144a, 7.125%, 7/15/34	5,091
30,000	Albertsons Cos., Inc., 144a, 5.500%, 3/31/31	29,310
44,000	Albertsons Cos., Inc., 144a, 5.625%, 3/31/32	42,607
31,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	32,407
24,000	AMN Healthcare, Inc., 144a, 6.500%, 1/15/31	24,145
934,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	853,916
1,052,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	1,035,293
29,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	29,285
15,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	15,450
10,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.375%, 6/15/32†	10,075
966,000	Cargill, Inc., 144a, 4.760%, 11/23/45	867,546
1,617,000	Coca-Cola Co. (The), 2.500%, 3/15/51	964,891
1,094,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,100,854
982,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	807,745
1,020,000	Global Payments, Inc., 5.200%, 11/15/32	995,830
14,000	Herc Holdings, Inc., 144a, 5.750%, 3/15/31	13,978
14,000	Herc Holdings, Inc., 144a, 6.000%, 3/15/34†	13,904
15,000	Herc Holdings, Inc., 144a, 6.625%, 6/15/29	15,320
21,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	21,711
32,000	Industrial F&B Investments III, Inc., 144a, 7.750%, 2/11/33	32,607
35,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31†	33,006
200,000	Kaspi.KZ JSC (Kazakhstan), 144a, 6.250%, 3/26/30	202,306
9,000	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 144a, 7.125%, 4/30/33	9,168

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 51.5% (Continued)
	Consumer Staples — 3.9% (Continued)
$ 536,000	Kroger Co. (The), 5.000%, 4/15/42	$ 496,422
728,000	Mars, Inc., 144a, 5.200%, 3/1/35	731,969
42,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	42,516
1,149,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,180,386
25,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	24,192
23,000	Post Holdings, Inc., 144a, 6.500%, 3/15/36	22,756
40,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	37,853
25,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	25,061
41,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	39,606
568,000	Starbucks Corp., 3.350%, 3/12/50	388,211
98,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	101,408
41,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	40,489
48,000	VT Topco, Inc., 144a, 8.500%, 8/15/30†	48,702
686,000	Walmart, Inc., 4.500%, 9/9/52	596,910
		10,963,664
	Industrials — 3.9%
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	976,231
34,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	33,108
21,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	21,232
44,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	45,648
853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	891,006
64,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	62,791
1,074,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	799,125
20,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	19,950
43,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	35,125
51,000	Clydesdale Acquisition Holdings, Inc., 144a, 6.750%, 4/15/32	49,502
33,000	Columbus McKinnon Corp., 144a, 7.125%, 2/1/33	33,073
14,000	Esab Corp., 144a, 5.625%, 4/1/31	13,991
20,000	FTAI Aviation Investors LLC, 144a, 5.500%, 5/1/28	19,951
6,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	6,197
22,000	FTAI Aviation Investors LLC, 144a, 7.875%, 12/1/30	22,987
61,000	Ingram Micro, Inc., 144a, 4.750%, 5/15/29	59,912
865,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	879,323
40,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	43,002
1,756,000	Martin Marietta Materials, Inc., 2.400%, 7/15/31	1,564,645
42,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 4/15/30	42,937
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	645,304
67,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	66,214
19,000	Owens-Brockway Glass Container, Inc., 144a, 7.375%, 6/1/32†	18,230
12,000	Owens-Brockway Glass Container, Inc., 144a, 9.500%, 6/1/33†	12,292
59,000	RXO, Inc., 144a, 6.375%, 5/15/31	59,799
33,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	30,858
26,000	Smyrna Ready Mix Concrete LLC, 144a, 8.875%, 11/15/31	27,413
18,000	Standard Building Solutions, Inc., 144a, 6.250%, 8/1/33	17,870
8,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	8,048
21,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	18,902
63,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	62,718
28,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	28,995
51,000	Sword Purchaser LLC, 144a, 8.250%, 4/15/33	52,818
20,000	Sword Purchaser LLC, 144a, 10.500%, 4/15/34†	20,925
Principal Amount		Market Value
	Corporate Bonds — 51.5% (Continued)
	Industrials — 3.9% (Continued)
$ 40,000	Terex Corp., 144a, 6.250%, 10/15/32	$ 40,542
1,949,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.648%, 2/15/42(A)	1,793,003
1,198,000	Timken Co. (The), 4.500%, 12/15/28	1,192,271
5,000	TransDigm, Inc., 144a, 6.250%, 1/31/34	5,102
26,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	26,396
972,000	United Parcel Service, Inc., 5.950%, 5/14/55	998,579
5,000	WESCO Distribution, Inc., 144a, 5.500%, 4/15/34	4,946
15,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/29	15,288
9,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	9,233
15,000	WESCO Distribution, Inc., 144a, 6.625%, 3/15/32	15,458
55,000	XPO, Inc., 144a, 7.125%, 2/1/32†	57,049
		10,847,989
	Information Technology — 3.3%
9,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	9,270
34,000	Amkor Technology, Inc., 144a, 5.875%, 10/1/33	34,106
1,203,000	Apple, Inc., 4.650%, 2/23/46	1,080,174
1,265,000	Broadcom, Inc., 3.419%, 4/15/33	1,154,704
60,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	59,994
29,000	CoreWeave, Inc., 144a, 9.250%, 6/1/30†	29,223
658,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	643,129
506,000	Intel Corp., 5.000%, 8/15/33	502,764
1,482,000	Microsoft Corp., 2.525%, 6/1/50	885,000
1,609,000	MSCI, Inc., 144a, 3.875%, 2/15/31	1,524,624
28,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	25,743
28,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	27,287
612,000	Oracle Corp., 4.700%, 9/27/34	561,614
658,000	Oracle Corp., 5.950%, 9/26/55	561,312
1,158,000	Salesforce, Inc., 5.550%, 3/15/36	1,156,533
46,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	45,306
10,000	Seagate Data Storage Technology Pte Ltd., 144a, 5.750%, 12/1/34	10,157
20,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	19,997
764,000	Texas Instruments, Inc., 5.100%, 5/23/35	771,312
		9,102,249
	Real Estate — 2.9%
876,000	American Tower Corp. REIT, 5.900%, 11/15/33	915,276
837,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	839,665
1,975,000	Crown Castle, Inc. REIT, 4.900%, 9/1/29	1,982,759
1,596,000	Host Hotels & Resorts LP REIT, Ser H, 3.375%, 12/15/29	1,521,971
22,000	Hudson Pacific Properties LP REIT, 4.650%, 4/1/29†	20,835
1,289,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,227,955
25,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	23,913
30,000	Iron Mountain, Inc. REIT, 144a, 6.250%, 1/15/35	30,129
31,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 4.875%, 5/15/29	30,310
16,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 7.000%, 2/1/30	16,381
49,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	49,000
834,000	Store Capital LLC REIT, 2.700%, 12/1/31	735,321
635,000	Store Capital LLC REIT, 4.625%, 3/15/29	628,190
15,000	Vornado Realty LP REIT, 5.750%, 2/1/33	15,069
		8,036,774
	Materials — 0.8%
26,000	Celanese US Holdings LLC, 7.379%, 7/15/32	27,342
39,000	Celanese US Holdings LLC, 7.700%, 11/15/33†	41,681
960,000	Ecolab, Inc., 5.150%, 6/15/33	974,405

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 51.5% (Continued)
	Materials — 0.8% (Continued)
$ 36,000	Kaiser Aluminum Corp., 144a, 5.875%, 3/1/34	$ 35,630
534,000	LYB International Finance III LLC, 5.875%, 1/15/36†	536,187
27,000	Magnera Corp., 144a, 4.750%, 11/15/29	25,200
41,000	Magnera Corp., 144a, 7.250%, 11/15/31	40,026
200,000	Navoiyuran State Enterprise (Uzbekistan), 144a, 6.700%, 7/2/30	204,173
31,000	NOVA Chemicals Corp. (Canada), 144a, 8.500%, 11/15/28	32,058
200,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.500%, 10/6/28	200,843
		2,117,545
	Total Corporate Bonds	$143,379,630
	U.S. Treasury Obligations — 24.8%
890,000	U.S. Treasury Bond, 4.625%, 11/15/45	858,155
2,070,000	U.S. Treasury Bond, 4.625%, 11/15/55	1,978,467
1,355,000	U.S. Treasury Bond, 4.750%, 8/15/55	1,320,754
1,245,000	U.S. Treasury Bond, 4.750%, 2/15/56	1,215,042
9,995,000	U.S. Treasury Bond, 5.000%, 5/15/56	10,146,487
915,000	U.S. Treasury Note, 3.500%, 1/31/28	905,814
3,905,000	U.S. Treasury Note, 3.625%, 12/31/30	3,815,917
6,340,000	U.S. Treasury Note, 3.750%, 4/15/28	6,296,165
8,490,000	U.S. Treasury Note, 3.875%, 3/31/31	8,375,584
3,650,000	U.S. Treasury Note, 3.875%, 4/30/31	3,600,098
8,910,000	U.S. Treasury Note, 4.000%, 11/15/35	8,634,347
9,185,000	U.S. Treasury Note, 4.125%, 6/30/28	9,182,847
7,390,000	U.S. Treasury Note, 4.125%, 2/15/36	7,223,725
5,370,000	U.S. Treasury Note, 4.375%, 5/15/36	5,350,702
	Total U.S. Treasury Obligations	$68,904,104
	Non-Agency Collateralized Mortgage Obligations — 6.9%
699	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.456%, 3/25/35(A)(C)	691
632,319	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.608%, 10/25/45(A)(C)	604,983
985,432	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.608%, 10/25/45(A)(C)	941,326
565,762	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(C)	564,040
649,106	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(C)	642,890
737,381	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	725,406
181,168	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.557%, 8/25/43(A)(C)	176,671
209,908	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.591%, 11/25/44(A)(C)	204,296
528,748	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.872%, 1/25/45(A)(C)	509,095
597,972	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.863%, 2/25/45(A)(C)	567,583
488,488	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.763%, 12/25/44(A)(C)	470,671
662,611	CSMC Trust, Ser 2018-J1, Class B2, 144a, 3.577%, 2/25/48(A)(C)	608,582
941,150	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.556%, 2/25/48(A)(C)	862,283
861,859	EverBank Mortgage Loan Trust, Ser 2018-1, Class B3, 144a, 3.556%, 2/25/48(A)(C)	788,961
12,489	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(C)	11,774
225,714	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(C)	196,290
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.9% (Continued)
$ 8,640	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 5.655%, 2/25/35(A)(C)	$ 8,485
12,445	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.219%, 6/25/36(A)(C)	8,573
324,934	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 5.084%, 1/25/45(A)(C)	322,993
1,223,569	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.445%, 1/25/47(A)(C)	1,110,604
768,795	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.042%, 1/25/49(A)(C)	706,897
130,464	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 9/25/49(A)(C)	121,977
991,852	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(C)	818,394
13,436	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	13,515
654,544	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(C)	559,175
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 3.877%, 4/25/57(A)(C)	1,034,413
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	850,720
621,461	OBX Trust, Ser 2022-INV4, Class A8, 144a, 3.000%, 6/25/52(A)(C)	561,609
135,465	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	52,361
53,976	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.534%, 8/25/43(A)(C)	52,762
46,024	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.488%, 5/25/43(A)(C)	45,202
426,130	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(C)	388,908
1,126,354	Sequoia Mortgage Trust, Ser 2026-4, Class A5, 144a, 5.000%, 3/25/56(A)(C)	1,111,747
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.734%, 10/25/56(A)(C)	926,837
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.631%, 6/25/57(A)(C)	699,451
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(C)	726,548
675,268	Verus Securitization Trust, Ser 2022-3, Class A1, 144a, 5.130%, 2/25/67(A)(C)	642,983
35,629	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	33,185
749,620	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Class A3, 144a, 2.500%, 12/25/50(A)(C)	673,939
	Total Non-Agency Collateralized Mortgage Obligations	$19,346,820
	Commercial Mortgage-Backed Securities — 3.8%
875,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	902,981
305,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	290,688
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	763,391
1,255,445	CSMC, Ser 2021-B33, Class A1, 144a, 3.053%, 10/10/43	1,186,092
1,040,000	ESTN Trust, Ser 2026-TOWN, Class C, 144a, 5.938%, 5/12/46(A)(C)	1,057,204
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	1,585,765

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 3.8% (Continued)
$ 765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.190%, 10/15/36(A)	$ 756,645
515,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	502,125
950,000	JPMF1 Multifamily Mortgage Trust, Ser 2026-FX1, Class A3, 5.309%, 5/15/59	961,207
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 4.942%, 11/15/35(A)	719,988
340,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	333,748
1,400,000	VEGAS Trust, Ser 2024-TI, Class A, 144a, 5.518%, 11/10/39	1,398,448
	Total Commercial Mortgage-Backed Securities	$10,458,282
	U.S. Government Mortgage-Backed Obligations — 3.4%
22,536	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.908%), 6.160%, 4/1/37(A)	23,069
3,752	FHLMC, Pool #A12886, 5.000%, 8/1/33	3,764
28,128	FHLMC, Pool #A13842, 6.000%, 9/1/33	28,811
2,137	FHLMC, Pool #A21415, 5.000%, 5/1/34	2,132
5,681	FHLMC, Pool #A35682, 5.000%, 7/1/35	5,712
3,153	FHLMC, Pool #A36523, 5.000%, 8/1/35	3,166
14,791	FHLMC, Pool #A46590, 5.000%, 8/1/35	14,881
1,636	FHLMC, Pool #A64971, 5.500%, 8/1/37	1,683
23,177	FHLMC, Pool #A96485, 4.500%, 1/1/41	23,001
150,024	FHLMC, Pool #A97897, 4.500%, 4/1/41	148,886
6,098	FHLMC, Pool #C62740, 7.000%, 1/1/32	6,447
2,682	FHLMC, Pool #C72254, 6.500%, 7/1/32	2,778
4,631	FHLMC, Pool #G02184, 5.000%, 4/1/36	4,683
82,370	FHLMC, Pool #G05733, 5.000%, 11/1/39	83,290
664,543	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	642,681
3,009	FNMA, Pool #561741, 7.500%, 1/1/31	3,076
2,666	FNMA, Pool #640291, 7.000%, 8/1/32	2,815
6,396	FNMA, Pool #670402, 6.500%, 6/1/32	6,619
46,947	FNMA, Pool #745257, 6.000%, 1/1/36	49,253
13,872	FNMA, Pool #748895, 6.000%, 12/1/33	13,833
24,008	FNMA, Pool #810049, 5.500%, 3/1/35	24,121
15,288	FNMA, Pool #819297, 6.000%, 9/1/35	15,998
380,549	FNMA, Pool #881279, 5.000%, 11/1/36	384,034
11,184	FNMA, Pool #889060, 6.000%, 1/1/38	11,973
24,473	FNMA, Pool #889061, 6.000%, 1/1/38	25,678
823	FNMA, Pool #895657, 6.500%, 8/1/36	821
47,868	FNMA, Pool #905049, 5.500%, 11/1/36	48,914
124,849	FNMA, Pool #928553, 5.500%, 8/1/37	127,810
56,913	FNMA, Pool #931535, 5.500%, 7/1/39	56,375
57,688	FNMA, Pool #AA3467, 4.500%, 4/1/39	57,181
92,949	FNMA, Pool #AA4584, 4.500%, 4/1/39	92,131
22,493	FNMA, Pool #AB1800, 4.000%, 11/1/40	21,868
19,584	FNMA, Pool #AD6193, 5.000%, 6/1/40	19,427
35,990	FNMA, Pool #AE1568, 4.000%, 9/1/40	34,990
177,318	FNMA, Pool #AE2497, 4.500%, 9/1/40	175,757
22,385	FNMA, Pool #AE5441, 5.000%, 10/1/40	22,608
62,161	FNMA, Pool #AH1135, 5.000%, 1/1/41	62,779
170,918	FNMA, Pool #AH6622, 4.000%, 3/1/41	165,932
166,398	FNMA, Pool #AL0150, 4.000%, 2/1/41	161,621
29,794	FNMA, Pool #AL0211, 5.000%, 4/1/41	30,090
216,281	FNMA, Pool #AS0779, 4.000%, 10/1/43	208,527
915,832	FNMA, Pool #CA9306, 3.000%, 2/1/51	802,076
859,852	FNMA, Pool #CB3606, 3.500%, 5/1/52	782,729
2,175,101	FNMA, Pool #FM6031, 2.000%, 2/1/51	1,746,266
2,153,574	FNMA, Pool #FM6559, 2.000%, 3/1/51	1,728,584
766,317	FNMA, Pool #FM9907, 2.500%, 12/1/51	645,972
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 3.4% (Continued)
$ 660,613	FNMA, Pool #MA4128, 2.000%, 9/1/40	$ 577,867
413,098	GNMA, Pool #4424, 5.000%, 4/20/39	418,832
	Total U.S. Government Mortgage-Backed Obligations	$9,521,541
	Agency Collateralized Mortgage Obligations — 3.2%
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,532,325
42,725	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	43,344
4,751	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	4,552
1,420,000	FNMA REMIC, Ser 2017-37, Class AY, 3.000%, 5/25/47	1,116,579
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,493,554
551,716	FNMA REMIC, Ser 2023-9, Class BZ, 4.500%, 3/25/53	500,945
20,440	FNMA Trust, Ser 2004-W15, Class 2AF, (SOFR30A + 0.364%), 3.992%, 8/25/44(A)	20,259
261,123	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	259,567
2,588,005	GNMA, Ser 2012-147, Class IO, 0.503%, 4/16/54(A)(C)(D)	20,022
1,081,291	GNMA, Ser 2016-113, Class IO, 1.136%, 2/16/58(A)(C)(D)	64,281
6,877,644	GNMA, Ser 2016-140, Class IO, 0.729%, 5/16/58(A)(C)(D)	235,442
1,650,000	GNMA, Ser 2016-83, Class PB, 3.000%, 6/20/46	1,309,261
2,500,000	GNMA, Ser 2018-112, Class YC, 3.500%, 8/20/48	2,022,058
350,000	GNMA, Ser 2022-200, Class PL, 5.500%, 9/20/52	352,757
	Total Agency Collateralized Mortgage Obligations	$8,974,946
	Asset-Backed Securities — 2.4%
919,462	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	759,621
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-2A, Class BR, 144a, (TSFR3M + 1.400%), 5.075%, 4/19/35(A)	998,681
255	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(C)	255
900,000	Drive Auto Receivables Trust, Ser 2025-2, Class D, 4.900%, 12/15/32	891,639
70,912	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(C)	73,146
300	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(C)	298
800,000	Goto Foods Funding LLC, Ser 2026-1A, Class A2, 144a, 6.854%, 4/30/56	801,008
49,045	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	47,842
15,580	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	15,553
1,140,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,092,771
800,000	Verdelite Static CLO Ltd. (Jersey), Ser 2024-1A, Class B, 144a, (TSFR3M + 1.650%), 5.325%, 7/20/32(A)	800,394
1,519,985	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,343,016
	Total Asset-Backed Securities	$6,824,224
	Sovereign Government Obligations — 0.6%
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	200,068
3,200	Ghana Government International Bond, 144a, 4.734%, 7/3/26#	3,190
84,700	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(C)	83,514
16,711	Ghana Government International Bond, 144a, 5.502%, 1/3/30#	14,981

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 0.6% (Continued)
$ 878,000	Mexico Government International Bond, 3.771%, 5/24/61	$ 526,106
736,000	Republic of Poland Government International Bond, Ser 30Y, 6.125%, 4/14/56	748,207
	Total Sovereign Government Obligations	$1,576,066
Shares
	Short-Term Investment Funds — 3.7%
8,167,234	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	8,167,234
2,073,689	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	2,073,689
	Total Short-Term Investment Funds	$10,240,923
	Total Investment Securities—100.3% (Cost $286,266,633)	$279,226,536
	Liabilities in Excess of Other Assets — (0.3%)	(882,698)
	Net Assets — 100.0%	$278,343,838
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $1,989,813.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
JSC – Joint Stock Company
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $73,505,377 or 26.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$143,379,630	$—	$143,379,630
U.S. Treasury Obligations	—	68,904,104	—	68,904,104
Non-Agency Collateralized Mortgage Obligations	—	19,346,820	—	19,346,820
Commercial Mortgage-Backed Securities	—	10,458,282	—	10,458,282
U.S. Government Mortgage-Backed Obligations	—	9,521,541	—	9,521,541
Agency Collateralized Mortgage Obligations	—	8,974,946	—	8,974,946
Asset-Backed Securities	—	6,824,224	—	6,824,224
Sovereign Government Obligations	—	1,576,066	—	1,576,066
Short-Term Investment Funds	10,240,923	—	—	10,240,923
Total Assets	$10,240,923	$268,985,613	$—	$279,226,536
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(48,512)	$—	$—	$(48,512)
Total Liabilities	$(48,512)	$—	$—	$(48,512)
Total	$10,192,411	$268,985,613	$—	$279,178,024

Touchstone Active Bond Fund (Unaudited) (Continued)
Futures Contracts
At June 30, 2026, $202,399 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2026:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Long Futures:
30-Year U.S. Ultra Treasury Bond	9/21/2026	46	$5,343,188	$(48,512)
				$(48,512)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – June 30, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 81.1%
	Consumer Discretionary — 16.1%
$ 3,102,000	A&K Travel Group Holdings Ltd. (United Kingdom), 144a, 7.500%, 5/15/33	$ 3,132,381
5,938,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	5,924,033
2,294,000	American Axle & Manufacturing, Inc., 144a, 6.375%, 10/15/32	2,285,933
1,466,000	American Axle & Manufacturing, Inc., 144a, 7.750%, 10/15/33	1,447,675
480,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	475,159
2,340,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	2,278,642
2,120,000	Bath & Body Works, Inc., 6.750%, 7/1/36	2,123,619
4,986,000	Bath & Body Works, Inc., 6.875%, 11/1/35	5,102,488
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	93,172
2,801,000	Boyne USA, Inc., 144a, 4.750%, 5/15/29	2,752,368
2,573,000	Caesars Entertainment, Inc., 144a, 6.000%, 10/15/32†	2,328,897
1,778,000	Caesars Entertainment, Inc., 144a, 6.500%, 2/15/32	1,736,192
3,952,000	Carnival Corp. Ltd., 144a, 6.125%, 2/15/33†	3,998,187
4,100,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	4,060,451
1,200,000	Churchill Downs, Inc., 144a, 5.500%, 4/1/27	1,199,671
1,896,000	Cougar JV Subsidiary LLC, 144a, 8.000%, 5/15/32	1,987,823
3,175,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 6.750%, 1/15/30†	3,113,776
4,336,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	4,085,637
4,531,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	4,369,788
1,224,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	881,665
5,183,000	LBM Acquisition LLC, 144a, 9.500%, 6/15/31	4,601,891
6,944,000	Light & Wonder International, Inc., 144a, 6.250%, 10/1/33	6,906,364
3,966,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	3,957,335
1,125,000	Live Nation Entertainment, Inc., 144a, 6.500%, 5/15/27	1,125,350
3,449,000	MGM Resorts International, 4.750%, 10/15/28	3,424,531
4,480,000	Nissan Motor Co. Ltd. (Japan), 144a, 8.125%, 7/17/35†	4,745,443
3,591,000	Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada), 144a, 8.000%, 8/1/30	3,558,484
4,346,000	Opal Bidco SAS (France), 144a, 6.500%, 3/31/32	4,433,676
893,000	Prestige Brands, Inc., 6.250%, 7/15/34	893,000
651,000	Qnity Electronics, Inc., 144a, 5.750%, 8/15/32	655,278
1,908,000	Qnity Electronics, Inc., 144a, 6.250%, 8/15/33	1,941,054
975,000	QXO Building Products, Inc., 144a, 6.500%, 7/15/31	993,791
2,270,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	2,344,095
1,015,000	QXO Building Products, Inc., 144a, 6.875%, 7/15/34	1,042,959
3,699,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 144a, 6.625%, 2/1/33	3,754,637
3,284,000	Service Corp. International, 5.750%, 10/15/32	3,297,264
3,589,000	Six Flags Entertainment Corp., 144a, 7.250%, 5/15/31†	3,568,717
1,084,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 144a, 8.625%, 1/15/32†	1,116,559
3,573,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 7.750%, 10/15/29	3,286,795
990,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	939,943
2,925,000	Station Casinos LLC, 144a, 4.500%, 2/15/28	2,891,645
1,600,000	Station Casinos LLC, 144a, 6.625%, 3/15/32	1,625,048
5,690,000	Tenneco, Inc., 144a, 8.000%, 11/17/28	5,725,603
3,685,000	Under Armour, Inc., 144a, 7.250%, 7/15/30	3,712,741
3,439,000	Victoria's Secret & Co., 144a, 4.625%, 7/15/29	3,349,636
407,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland), 144a, 9.500%, 6/1/28†	412,086
5,245,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30†	4,990,753
1,219,000	Whirlpool Corp., 4.750%, 2/26/29	1,137,431
1,192,000	Whirlpool Corp., 6.500%, 6/15/33	1,033,014
Principal Amount		Market Value
	Corporate Bonds — 81.1% (Continued)
	Consumer Discretionary — 16.1% (Continued)
$ 605,000	Whirlpool Corp., 144a, 7.500%, 7/1/31	$ 612,718
3,624,000	ZF North America Capital, Inc. (Germany), 144a, 7.500%, 3/24/31†	3,648,495
		139,103,893
	Energy — 11.3%
1,436,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.625%, 9/1/32	1,464,449
1,690,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 6.625%, 10/15/32	1,710,037
1,101,000	Comstock Resources, Inc., 144a, 6.750%, 3/1/29	1,084,054
2,466,000	CVR Energy, Inc., 144a, 7.500%, 2/15/31	2,454,523
1,920,295	CVR Energy, Inc., 144a, 7.875%, 2/15/34	1,899,380
6,720,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	6,641,400
2,130,000	Kodiak Gas Services LLC, 144a, 6.500%, 10/1/33	2,159,025
2,519,000	Kodiak Gas Services LLC, 144a, 6.750%, 10/1/35	2,585,109
5,606,000	Moss Creek Resources Holdings, Inc., 144a, 8.250%, 9/1/31	5,556,132
887,000	Nabors Industries, Inc., 144a, 7.625%, 11/15/32	907,439
677,000	Nabors Industries, Inc., 144a, 8.875%, 8/15/31	695,058
1,634,000	Nabors Industries, Inc., 144a, 9.125%, 1/31/30	1,707,623
4,115,000	Northern Oil & Gas, Inc., 144a, 7.875%, 10/15/33	4,089,096
6,804,000	ONEOK, Inc., 5.450%, 6/1/47	6,256,751
208,000	ONEOK, Inc., 5.600%, 4/1/44	197,033
2,439,000	Par Petroleum LLC, 144a, 7.375%, 6/1/34	2,468,273
3,110,000	Summit Midstream Holdings LLC, 144a, 8.625%, 10/31/29	3,240,931
1,240,000	Sunoco LP, 144a, 5.625%, 7/15/34	1,210,209
3,110,000	Sunoco LP, 144a, 6.250%, 7/1/33	3,137,962
2,220,000	Sunoco LP, 144a, 7.250%, 5/1/32	2,302,169
5,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	5,781,572
1,045,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	1,034,078
1,000,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	1,025,793
2,582,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	2,566,301
6,234,426	TGNR Intermediate Holdings LLC, 144a, 5.500%, 10/15/29	6,132,650
4,334,000	TransMontaigne Partners LLC, 144a, 8.500%, 6/15/30	4,417,148
5,344,000	Transocean International Ltd., 6.800%, 3/15/38†	4,956,924
7,713,000	Venture Global LNG, Inc., 144a, 8.375%, 6/1/31	8,022,145
1,992,000	Venture Global Plaquemines LNG LLC, 144a, 6.500%, 1/15/34	2,075,724
920,000	Venture Global Plaquemines LNG LLC, 144a, 6.750%, 1/15/36	975,499
630,000	Venture Global Plaquemines LNG LLC, 144a, 7.500%, 5/1/33	691,458
1,545,000	Venture Global Plaquemines LNG LLC, 144a, 7.750%, 5/1/35	1,732,728
7,738,000	Western Midstream Operating LP, 5.250%, 2/1/50	6,736,267
		97,914,940
	Health Care — 8.7%
4,752,000	1261229 BC Ltd., 144a, 10.000%, 4/15/32	4,812,270
1,202,000	Bausch Health Cos., Inc. (Canada), 144a, 4.875%, 6/1/28	1,111,525
1,804,000	Bausch Health Cos., Inc. (Canada), 144a, 11.000%, 9/30/28	1,835,570
3,762,000	CHS / Community Health Systems, Inc., 144a, 5.250%, 5/15/30†	3,548,249
630,000	CHS/Community Health Systems, Inc., 144a, 4.750%, 2/15/31†	579,547

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 81.1% (Continued)
	Health Care — 8.7% (Continued)
$ 2,635,000	CHS/Community Health Systems, Inc., 144a, 6.875%, 4/15/29	$ 2,591,879
3,754,000	Fortrea Holdings, Inc., 144a, 7.500%, 7/1/30	3,806,590
3,776,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 6.250%, 12/15/32	3,848,242
1,828,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 7.250%, 12/15/33	1,910,388
2,960,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	3,067,315
6,358,000	Grifols Escrow Issuer SA (Spain), 144a, 4.750%, 10/15/28	6,241,993
3,721,000	Haemonetics Corp., 2.500%, 6/1/29	3,761,187
3,369,000	HCA, Inc., 5.250%, 6/15/49	3,037,910
6,673,000	Integer Holdings Corp., 1.875%, 3/15/30	6,447,786
3,000,000	IQVIA, Inc., 144a, 6.250%, 6/1/32	3,050,952
1,509,000	LifePoint Health, Inc., 144a, 9.875%, 8/15/30	1,589,157
2,607,000	LifePoint Health, Inc., 144a, 8.375%, 2/15/32	2,714,096
4,486,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	4,356,999
3,856,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	3,788,805
4,077,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	3,911,614
3,815,000	Sotera Health Holdings LLC, 144a, 7.375%, 6/1/31	3,946,183
1,935,000	Surgery Center Holdings, Inc., 144a, 7.250%, 4/15/32†	1,958,810
3,000,000	Tenet Healthcare Corp., 5.125%, 11/1/27	2,999,976
		74,917,043
	Consumer Staples — 8.4%
2,321,000	ADI Escrow Issuer LLC, 144a, 7.125%, 7/15/34	2,363,459
6,107,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 3.500%, 3/15/29	5,804,793
605,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 6.250%, 3/15/33	599,708
1,917,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	2,004,007
7,256,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	7,131,567
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	413,156
4,637,000	C&S Group Enterprises LLC, 144a, 5.000%, 12/15/28	4,394,527
3,200,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	3,168,992
5,227,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 4.625%, 1/15/29	5,084,121
2,615,000	Gates Corp., 144a, 6.875%, 7/1/29	2,674,800
5,484,000	Korn Ferry, 144a, 4.625%, 12/15/27	5,455,931
5,143,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	5,008,656
1,274,000	Papa John's International, Inc., 144a, 3.875%, 9/15/29	1,219,512
2,484,000	Performance Food Group, Inc., 144a, 4.250%, 8/1/29	2,409,541
2,000,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	2,024,572
6,355,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	6,253,233
4,549,000	Raven Acquisition Holdings LLC, 144a, 6.875%, 11/15/31	4,444,400
2,106,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	2,111,157
1,871,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,807,381
3,605,000	Tyson Foods, Inc., 5.100%, 9/28/48	3,260,048
4,925,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	4,640,656
		72,274,217
	Industrials — 8.1%
2,260,000	AECOM, 144a, 6.000%, 8/1/33	2,263,392
1,477,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	1,438,233
1,370,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	1,385,170
3,015,000	Avient Corp., 144a, 6.250%, 11/1/31	3,053,942
2,103,000	Axon Enterprise, Inc., 144a, 6.250%, 3/15/33	2,155,447
Principal Amount		Market Value
	Corporate Bonds — 81.1% (Continued)
	Industrials — 8.1% (Continued)
$ 6,174,000	Ball Corp., 2.875%, 8/15/30	$ 5,633,716
3,462,000	Builders FirstSource, Inc., 144a, 6.375%, 3/1/34	3,500,203
2,140,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	2,073,149
4,620,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	4,532,732
2,157,000	Clean Harbors, Inc., 144a, 5.750%, 10/15/33	2,170,790
625,000	Clean Harbors, Inc., 144a, 6.375%, 2/1/31	633,726
676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	619
2,729,000	CP Atlas Buyer, Inc., 144a, 9.750%, 7/15/30†	2,621,574
3,605,418	CP Atlas Buyer, Inc., PIK, 144a, 12.750%, 1/15/31(A)	2,769,523
1,700,000	Crown Americas LLC, 5.875%, 6/1/33	1,710,460
2,712,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	2,772,784
2,650,000	First Student Bidco, Inc. / First Transit Parent, Inc., 144a, 4.000%, 7/31/29	2,537,822
2,795,000	JH North America Holdings, Inc., 144a, 6.125%, 7/31/32	2,818,389
7,176,000	Madison IAQ LLC, 144a, 4.125%, 6/30/28	7,059,249
2,230,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	2,277,254
1,370,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	1,378,250
3,773,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	3,583,339
2,898,000	Trident TPI Holdings, Inc., 144a, 12.750%, 12/31/28	2,902,072
540,000	WESCO Distribution, Inc., 144a, 5.250%, 4/15/31	535,093
1,099,000	WESCO Distribution, Inc., 144a, 5.500%, 4/15/34	1,087,249
2,507,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	2,571,949
6,164,000	Wilsonart LLC, 144a, 11.000%, 8/15/32†	4,994,954
		70,461,080
	Communication Services — 7.8%
7,229,708	Altice France SA (France), 144a, 6.875%, 10/15/30	7,014,438
4,584,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	4,526,579
5,140,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	4,764,033
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	121,392
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	44,853
1,315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	305,738
4,767,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	1,105,348
416,000	CSC Holdings LLC, 144a, 4.125%, 12/1/30†	247,225
1,151,000	CSC Holdings LLC, 144a, 5.500%, 4/15/27†	772,276
3,478,000	Discovery Global Holdings, Inc., 5.050%, 3/15/42	2,547,878
3,100,000	Fox Corp., 5.476%, 1/25/39	3,009,802
1,500,000	Fox Corp., 5.576%, 1/25/49†	1,395,137
4,777,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	4,500,459
5,070,000	Gray Media, Inc., 144a, 4.750%, 10/15/30†	3,645,653
1,635,000	Gray Media, Inc., 144a, 7.250%, 8/15/33†	1,610,255
951,000	Gray Media, Inc., 144a, 9.625%, 7/15/32	917,263
5,500,000	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	5,671,897
2,519,388	Meridian Arc Holdco LLC, 144a, 6.250%, 4/30/31	2,525,470
1,061,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	1,039,311
2,371,000	Nexstar Media, Inc., 144a, 6.500%, 9/15/33	2,370,413
1,895,000	Nexstar Media, Inc., 144a, 7.250%, 4/15/34	1,888,850
1,000,000	Odido Group Holding BV (Netherlands), 144a, 5.500%, 1/15/30, EUR	1,149,298
5,485,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	5,005,925
2,133,000	Snap, Inc., 144a, 6.875%, 3/1/33	2,079,027
1,400,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,366,208
684,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	519,290
2,397,000	Virgin Media O2 Vendor Financing Notes VI DAC (Ireland), 144a, 8.500%, 3/15/33	1,925,466

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 81.1% (Continued)
	Communication Services — 7.8% (Continued)
$ 1,460,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	$ 1,239,641
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	329,770
3,532,365	Zayo Group Holdings, Inc., PIK, 144a, 9.250%, 3/9/30(A)	3,527,950
		67,166,845
	Financials — 7.2%
406,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 4.250%, 2/15/29	370,563
789,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.500%, 11/6/30	747,674
4,402,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 4.250%, 10/15/27	4,349,215
3,451,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	3,507,033
3,774,000	Apollo Debt Solutions BDC, 6.900%, 4/13/29	3,874,565
4,919,000	Arthur J Gallagher & Co., 5.550%, 2/15/55	4,681,237
2,319,000	Asurion LLC / Asurion Co-Issuer, Inc., 144a, 8.000%, 12/31/32	2,339,488
1,015,000	Asurion LLC/ Asurion Co-Issuer, Inc., 144a, 8.375%, 2/1/34	939,806
5,408,000	Coinbase Global, Inc., 144a, 3.375%, 10/1/28	5,134,247
4,791,000	Focus Financial Partners LLC, 144a, 6.750%, 9/15/31	4,815,351
600,000	GGAM Finance Ltd. (Ireland), 144a, 5.875%, 3/15/30†	600,593
2,985,000	GGAM Finance Ltd. (Ireland), 144a, 6.875%, 4/15/29	3,050,384
2,955,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (United Kingdom), 144a, 7.250%, 2/15/31	2,862,679
4,481,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 5.000%, 8/15/28	4,328,436
2,157,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30†	2,078,795
5,259,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	5,250,801
9,622,000	OneMain Finance Corp., 3.500%, 1/15/27	9,539,564
278,000	OneMain Finance Corp., 3.875%, 9/15/28	269,243
176,000	OneMain Finance Corp., 6.750%, 9/15/33	174,230
2,051,000	OneMain Finance Corp., 7.125%, 9/15/32	2,085,590
565,000	Rocket Cos., Inc., 144a, 6.125%, 8/1/31	577,117
565,000	Rocket Cos., Inc., 144a, 6.500%, 6/15/34	579,302
		62,155,913
	Information Technology — 4.2%
3,757,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 144a, 8.000%, 6/15/29†	2,066,350
1,045,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	1,015,084
1,714,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	1,608,473
4,125,000	Cloud Software Group, Inc., 144a, 9.000%, 9/30/29	4,013,336
1,248,000	Entegris, Inc., 144a, 3.625%, 5/1/29	1,193,211
1,488,000	Entegris, Inc., 144a, 4.750%, 4/15/29	1,470,452
1,396,000	OAK-Eagle Acquireco, Inc., 144a, 7.250%, 7/1/33	1,457,791
1,521,000	OAK-Eagle Acquireco, Inc., 144a, 8.750%, 7/1/34	1,614,273
6,054,000	ON Semiconductor Corp., 144a, 3.875%, 9/1/28	5,890,401
1,931,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	1,768,771
3,497,000	PTC, Inc., 144a, 4.000%, 2/15/28	3,422,846
5,990,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	5,899,575
302,000	Seagate Data Storage Technology Pte Ltd., 144a, 3.125%, 7/15/29	279,326
4,327,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	4,269,739
		35,969,628
Principal Amount		Market Value
	Corporate Bonds — 81.1% (Continued)
	Materials — 3.2%
$ 3,405,000	ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding Corp., 144a, 9.750%, 3/1/33	$ 3,276,631
10,191,721	ASP Unifrax Holdings, Inc., PIK, 144a, 7.100%, 9/30/29(A)	50,959
4,571,000	Constellium SE, 144a, 3.750%, 4/15/29†	4,395,704
3,424,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34	3,488,031
881,000	Novelis Corp., 144a, 4.750%, 1/30/30	851,775
2,829,000	Novelis Corp., 144a, 6.375%, 8/15/33	2,848,630
4,478,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	4,417,625
1,438,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29	1,424,517
1,795,000	Tronox, Inc., 144a, 4.625%, 3/15/29	1,258,331
4,307,000	WR Grace Holdings LLC, 144a, 5.625%, 8/15/29	4,050,856
2,149,000	WR Grace Holdings LLC, 144a, 6.625%, 8/15/32	2,083,852
		28,146,911
	Utilities — 3.2%
925,000	Alpha Generation LLC, 144a, 6.250%, 1/15/34	910,105
2,926,000	Alpha Generation LLC, 144a, 6.750%, 10/15/32	2,979,794
4,154,000	Clearway Energy Operating LLC, 144a, 3.750%, 2/15/31	3,852,891
4,871,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	4,521,809
15,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	13,794
645,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	699,748
3,994,000	NRG Energy, Inc., 144a, 6.250%, 11/1/34	4,044,019
4,203,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	4,114,979
2,554,000	Talen Energy Supply LLC, 144a, 6.375%, 5/1/33	2,549,676
3,950,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	3,947,185
		27,634,000
	Real Estate — 2.9%
2,190,000	Blackstone Mortgage Trust, Inc. REIT, 144a, 7.750%, 12/1/29	2,269,674
5,137,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	5,078,476
700,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	669,560
4,756,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	4,667,236
1,505,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,481,092
1,720,000	Iron Mountain, Inc. REIT, 144a, 6.250%, 1/15/35	1,727,386
2,156,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	2,143,555
1,738,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 144a, 8.500%, 2/15/32	1,779,090
5,520,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC REIT, 144a, 6.500%, 2/15/29†	5,476,825
		25,292,894
	Total Corporate Bonds	$701,037,364
	Bank Loans — 8.5%(B)
	Consumer Discretionary — 2.0%
2,812,683	AI Aqua Merger Sub Inc. FKA Osmosis Buyer Limited, 2026 Term Loan B, (1M SOFR + 2.750%), 6.421%, 7/30/28	2,808,914
1,200,000	Armorica Lux Sarl, Facility B Loan, (3M EURIBOR + 4.925%), 6.951%, 7/28/28, EUR	1,368,268
1,008,162	Financiere Labeyrie Fine Foods, Facility B, (3M EURIBOR + 5.000%), 7.019%, 7/30/29, EUR	1,015,757
1,980,053	PG Polaris Bidco S.À R.L (Ursa Minor), Second Amendment Refinancing Term Loan, (1M SOFR + 2.250%), 6.091%, 3/26/31(C)	1,977,736
1,700,850	Pye Barker Fire & Safety LLC, Closing Date Term Loan, (3M SOFR + 2.500%), 6.206%, 12/16/32	1,702,976
254,150	Pye Barker Fire & Safety LLC, Initial Delayed Draw Term Loan, (3M SOFR + 2.500%), 6.163%, 12/16/32(C)	254,468
2,354,343	Spirit Airlines, LLC, Dip Contingent Initial Term, 7/14/26	23,543

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 8.5%(B) (Continued)
	Consumer Discretionary — (Continued)
$ 7,722,910	Spirit Airlines, LLC, First Lien Initial Dollar Term Loan, 7/14/26	$ 1,930,728
1,441,981	Spirit Airlines, LLC, New Money Term Loan, (1M SOFR + 8.000%), 12.048%, 7/14/26	1,297,783
357,621	Spirit Airlines, LLC, Second New Money Term Loan, (1M SOFR + 8.000%), 11.992%, 7/14/26	321,859
706,314	Spirit Airlines, LLC, Third DIP New Money TL, (1M SOFR + 8.000%), 11.680%, 7/14/26	635,683
3,583,368	Turquoise Topco LTD, Term Loan B, (3M SOFR + 3.250%), 6.936%, 12/30/32	3,511,701
		16,849,416
	Information Technology — 1.2%
1,182,804	AthenaHealth Group Inc., Initial Term Loan, (1M SOFR + 2.750%), 6.913%, 2/15/29	1,179,599
2,093,579	Cloud Software Group Inc., Tenth Amendment Tranche B-2 Term Loan, (3M SOFR + 3.250%), 7.252%, 3/21/31	1,829,265
3,994,199	Coreweave Compute Acquisition Co Iv LLC, Additional Delayed Draw Term Loan, (1M SOFR + 4.500%), 8.100%, 11/06/31(C)	4,073,244
3,712,392	VeriFone Systems Inc, 2025-1 Refinancing Term Loan, (3M SOFR + 5.512%), 9.820%, 8/18/28	3,507,765
		10,589,873
	Materials — 1.1%
3,154,743	Flexsys Cayman Holdings, LP, First Out Term Loan, (3M SOFR + 6.250%), 10.449%, 8/01/29	1,821,864
5,497,304	Flexsys Cayman Holdings, LP, Second Out Refinancing Term Loan, (3M SOFR + 5.512%), 9.710%, 8/01/29	549,730
2,190,913	SCIH Salt Holdings Inc., Term B-1 Loans, (1M SOFR + 2.750%), 6.522%, 1/31/29	2,192,184
5,726,547	Tronox Finance LLC, 2024-B Term Loan, 6.165%, 9/30/31(C)	4,646,692
		9,210,470
	Communication Services — 1.0%
4,232,134	NEP Group Inc., 2025 Dollar Term Loan, (1M SOFR + 4.500%), 8.537%, 10/17/31	3,976,641
4,104,192	Telenet Financing USD LLC, Term Loan AR Facility, (1M SOFR + 2.114%), 6.265%, 4/28/28	4,069,306
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M SOFR + 3.364%), 7.515%, 1/31/29	458,899
		8,504,846
	Energy — 0.8%
4,137,000	Freeport LNG Investments, LLP, Term Loan B, (3M SOFR + 3.250%), 6.893%, 2/11/33	4,140,682
2,869,788	Pasadena Performance Products LLC, 2025-1 Repricing Term Loan, (3M SOFR + 3.250%), 7.252%, 2/27/32	2,870,678
925,030	PES Holdings LLC, Tranche C Loan, 6.990%, 12/31/26	5,781
285,455	Prairie ECI Acquiror LP, Term Loan B-5, (1M SOFR + 3.250%), 6.919%, 8/01/29	286,097
		7,303,238
	Financials — 0.7%
2,791,950	Hyperion Refinance S.A R.L., 2025-2 Dollar Term Loan, 6.370%, 2/15/31(C)	2,615,359
5,485,826	OID-OL Intermediate I LLC (AKA Quest Software US Holdings Inc), Initial 2nd out Term Loan, (3M SOFR + 4.400%), 8.708%, 2/01/29	3,371,040
		5,986,399
	Health Care — 0.6%
5,582,200	Gainwell Acquisition Corp, Term B Loan, (3M SOFR + 4.100%), 8.102%, 10/01/27	5,493,834
Principal Amount		Market Value
	Bank Loans — 8.5%(B) (Continued)
	Industrials — 0.6%
$ 5,605,893	Multi-Color Corporation, 2026 USD Term Loan, (3M SOFR + 2.375%), 2.500%, 5/11/33	$ 4,790,964
	Consumer Staples — 0.5%
4,657,795	Pretium PKG Holdings Inc., Second-Out Term Loan, (3M SOFR + 5.750%), 9.417%, 3/01/32(C)	3,862,104
897,656	Specialty Building Products Holdings LLC, First Lien Initial Term Loan, (1M SOFR + 3.850%), 7.502%, 10/15/28	808,079
		4,670,183
	Total Bank Loans	$73,399,223
	Asset-Backed Securities — 4.1%
250,000	Aimco CLO 14 Ltd. (Cayman Islands), Ser 2021-14A, Class E1R, 144a, (TSFR3M + 4.800%), 8.475%, 10/20/38(D)	246,275
722,164	Aimco CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 12.042%, 7/17/37(E)	385,609
470,000	AIMCO CLO 23 Ltd. (Cayman Islands), Ser 2025-23A, Class SUB, 144a, 18.237%, 4/20/38(E)	357,719
250,000	AIMCO CLO 28 Ltd. (Cayman Islands), Ser 2025-28A, Class E, 144a, (TSFR3M + 4.600%), 8.347%, 1/16/39(D)	248,461
500,000	AIMCO CLO 28 Ltd. (Cayman Islands), Ser 2025-28A, Class SUB, 144a, 1/16/39(E)	400,545
250,000	Anchorage Capital CLO 18 Ltd. (Cayman Islands), Ser 2021-18A, Class D2R, 144a, (TSFR3M + 4.750%), 8.438%, 7/15/39(D)	249,974
250,000	Anchorage Capital CLO 18 Ltd. (Cayman Islands), Ser 2021-18A, Class ER, 144a, (TSFR3M + 6.500%), 10.188%, 7/15/39(D)	249,975
250,000	Anchorage Capital CLO 19 Ltd. (Cayman Islands), Ser 2021-19A, Class SUB, 144a, 6.650%, 10/15/38(E)	126,594
250,000	Anchorage Capital CLO 32 Ltd. (Cayman Islands), Ser 2025-32AR, Class ER, 144a, (TSFR3M + 6.670%), 10.414%, 7/15/39(D)	250,000
250,000	Anchorage Capital CLO 33 Ltd. (Cayman Islands), Ser 2025-33A, Class E, 144a, (TSFR3M + 6.100%), 9.775%, 10/20/38(D)	251,060
250,000	Anchorage Capital CLO 34 Ltd. (Cayman Islands), Ser 2025-34A, Class E, 144a, (TSFR3M + 5.900%), 9.573%, 1/15/39(D)	251,030
250,000	Anchorage Capital CLO 36 Ltd. (Cayman Islands), Ser 2026-36A, Class E, 144a, (TSFR3M + 6.590%), 10.235%, 4/15/39(D)	254,029
250,000	Anchorage Capital CLO 37 Ltd. (Cayman Islands), Ser 2026-37A, Class E, 144a, (TSFR3M + 5.900%), 9.608%, 4/20/39(D)	251,692
1,060,000	Anchorage Credit Funding 18 Ltd. (Cayman Islands), Ser 2025-18A, Class SUB, 144a, 8.721%, 10/22/40(E)	945,139
1,150,000	Anchorage Credit Funding 19 Ltd. (Cayman Islands), Ser 2025-19A, Class SUB, 144a, 8.729%, 10/25/40(E)	842,774
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 10.208%, 1/23/31(E)	75,988
770,638	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2017-2A, Class SUB, 144a, 9.814%, 7/25/37(E)	202,255
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 10.608%, 7/16/34(E)	60,579
2,267,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 5.923%, 10/18/38(E)	516,212

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 4.1% (Continued)
$ 250,000	Barings CLO Ltd. (Cayman Islands), Ser 2023-1A, Class ER, 144a, (TSFR3M + 6.700%), 10.375%, 4/20/38(D)	$ 248,665
250,000	Bayard Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class M, 144a, 0.153%, 7/24/38(E)	2,492
250,000	Bayard Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class SUB, 144a, 7.084%, 7/24/38(E)	134,501
250,000	Benefit Street Partners CLO XXI Ltd. (Cayman Islands), Ser 2020-21A, Class ER2, 144a, (TSFR3M + 4.950%), 8.623%, 1/15/39(D)	246,739
250,000	Benefit Street Partners CLO XXXII Ltd. (Jersey), Ser 2023-32A, Class SUB, 144a, 6.142%, 10/25/38(E)	183,828
490,000	Benefit Street Partners CLO XXXVII Ltd. (Cayman Islands), Ser 2024-37A, Class SUB, 144a, 20.511%, 1/25/38(E)	371,525
250,000	Broad River Bsl Funding CLO Ltd. (Cayman Islands), Ser 2020-1AR, Class ER2, 144a, (TSFR3M + 6.100%), 9.844%, 7/20/39(D)	250,000
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-4A, Class SUB, 144a, 21.900%, 4/20/34(E)	54,387
267,913	Carlyle US CLO Ltd. (Cayman Islands), Ser 2022-6A, Class SUB, 144a, 7.663%, 10/25/38(E)	175,105
460,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2023-1A, Class SUB, 144a, 7.606%, 7/20/37(E)	230,229
250,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2024-1A, Class ER, 144a, (TSFR3M + 6.840%), 10.507%, 4/15/39(D)	250,439
250,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2025-5A, Class E, 144a, (TSFR3M + 4.950%), 8.600%, 1/15/39(D)	250,315
420,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2025-5A, Class SUB, 144a, 1/15/39(E)	317,090
250,000	Cedar Funding XIV CLO Ltd. (Cayman Islands), Ser 2021-14A, Class SUB, 144a, 7.872%, 7/15/33(E)	82,845
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2018-5A, Class SUB, 144a, 6.556%, 7/15/38(E)	172,384
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2021-3A, Class ER, 144a, (TSFR3M + 4.850%), 8.523%, 10/15/38(D)	246,149
350,000	CIFC Funding Ltd. (Cayman Islands), Ser 2021-5A, Class ER, 144a, (TSFR3M + 5.100%), 8.773%, 1/15/38(D)	344,098
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2021-6A, Class ER, 144a, (TSFR3M + 5.350%), 9.022%, 7/15/39(D)	250,194
1,093,949	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class ER, 144a, (TSFR3M + 4.900%), 8.566%, 1/23/35(D)	1,068,367
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-5A, Class ER2, 144a, (TSFR3M + 6.540%), 10.220%, 3/16/38(D)	254,976
571,050	CIFC Funding Ltd. (Cayman Islands), Ser 2022-5A, Class SUB, 144a, 3.832%, 3/16/38(E)	378,544
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2023-1A, Class ER, 144a, (TSFR3M + 4.700%), 8.373%, 10/15/38(D)	244,540
391,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-3A, Class SUB, 144a, 13.832%, 7/21/38(E)	271,578
460,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-4A, Class SUB, 144a, 4.087%, 10/24/38(E)	353,656
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-7A, Class SUB, 144a, 3.900%, 1/22/39(E)	415,672
Principal Amount		Market Value
	Asset-Backed Securities — 4.1% (Continued)
$ 250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-8A, Class E, 144a, (TSFR3M + 4.750%), 8.421%, 1/24/39(D)	$ 248,454
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2026-2A, Class SUB, 144a, 7/19/39(E)	225,000
632,000	Clermont Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class M, 144a, 1.240%, 4/24/38(E)	10,285
632,000	Clermont Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class SUB, 144a, 15.931%, 4/24/38(E)	340,769
250,000	Diameter Capital CLO 3 Ltd., Ser 2022-3A, Class SUB, 144a, 2.916%, 4/15/2122(E)	161,510
500,000	Diameter Capital CLO 9 Ltd. (Cayman Islands), Ser 2025-9A, Class SUB, 144a, 4.085%, 4/20/38(E)	367,286
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 11.519%, 4/20/35(E)	183,999
1,945,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class SUB, 144a, 11.748%, 12/11/33(E)	877,565
250,000	Elmwood CLO 26 Ltd. (Cayman Islands), Ser 2024-1A, Class ER, 144a, (TSFR3M + 6.180%), 9.866%, 4/18/39(D)	255,264
250,000	Elmwood CLO 42 Ltd. (Cayman Islands), Ser 2025-5A, Class E, 144a, (TSFR3M + 6.500%), 10.175%, 3/31/38(D)	253,990
760,000	Elmwood CLO 44 Ltd. (Cayman Islands), Ser 2025-7A, Class SUB, 144a, 11.115%, 10/20/38(E)	534,413
250,000	Elmwood CLO 46 Ltd. (Cayman Islands), Ser 2025-9A, Class E, 144a, (TSFR3M + 5.000%), 8.683%, 1/17/39(D)	250,830
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class ER, 144a, (TSFR3M + 7.880%), 11.552%, 4/21/38(D)	251,010
346,307	KKR CLO 32 Ltd. (Cayman Islands), Ser 32A, Class SUB, 144a, 2.874%, 4/15/37(E)	144,879
900,000	KKR CLO 53 Ltd. (Cayman Islands), Ser 2024-53A, Class SUB, 144a, 14.900%, 1/15/38(E)	518,340
250,000	KKR CLO 59 Ltd. (Cayman Islands), Ser 2025-59A, Class E, 144a, (TSFR3M + 5.350%), 9.028%, 1/15/39(D)	247,399
875,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 13.944%, 4/21/35(E)	120,309
227,540	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59A, Class SUB, 144a, 11.779%, 4/18/37(E)	68,284
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 11.779%, 4/18/37(E)	300,095
250,000	Madison Park Funding LXIII Ltd. (Cayman Islands), Ser 2023-63A, Class SUB, 144a, 8.682%, 7/21/38(E)	130,102
420,000	Madison Park Funding LXXII Ltd. (Cayman Islands), Ser 2025-72A, Class SUB, 144a, 14.816%, 7/23/38(E)	333,138
250,000	Madison Park Funding LXXIV Ltd. (Cayman Islands), Ser 2026-74A, Class E, 144a, (TSFR3M + 5.400%), 9.103%, 7/23/39(D)	251,331
250,000	Madison Park Funding LXXV Ltd. (Cayman Islands), Ser 2025-75A, Class E, 144a, (TSFR3M + 5.100%), 8.762%, 1/17/39(D)	249,631
640,000	Madison Park Funding LXXV Ltd. (Cayman Islands), Ser 2025-75A, Class SUB, 144a, 1/17/39(E)	580,709
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(E)	3,927
2,383,335	Madison Park Funding XVII Ltd. (Cayman Islands), Ser 2015-17A, Class SUB, 144a, 1.807%, 7/21/45(E)	160,384
250,000	Madison Park Funding XVII Ltd. (Cayman Islands), Ser 2015-17X, Class SUB, 1.807%, 7/21/30(E)	16,824

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 4.1% (Continued)
$ 2,174,329	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 11.942%, 1/15/33(E)	$ 763,081
678,700	Madison Park Funding XXX Ltd. (Cayman Islands), Ser 2018-30A, Class SUB, 144a, 5.659%, 7/16/27(E)	215,052
500,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 6.746%, 7/23/37(E)	143,121
717,604	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 11.424%, 4/15/37(E)	189,880
686,239	Madison Park Funding XXXVIII Ltd. (Cayman Islands), Ser 2021-38A, Class SUB, 144a, 9.219%, 10/17/38(E)	285,539
250,000	Magnetite LI Ltd. (Cayman Islands), Ser 2025-51A, Class E, 144a, (TSFR3M + 4.600%), 8.267%, 10/25/38(D)	250,051
610,000	Magnetite LI Ltd. (Cayman Islands), Ser 2025-51A, Class SUB, 144a, 7.026%, 10/25/38(E)	468,636
500,000	Magnetite LV Ltd. (Cayman Islands), Ser 2026-55A, Class SUB, 144a, 4/15/39(E)	423,446
298,000	Magnetite Xlii Ltd., Ser 2024-42A, Class SUB, 144a, 5.870%, 1/25/38(E)	173,048
250,000	Magnetite XLIII Ltd. (Cayman Islands), Ser 2025-43A, Class E, 144a, (TSFR3M + 6.500%), 10.173%, 7/15/38(D)	254,141
250,000	Magnetite XLIII Ltd. (Cayman Islands), Ser 2025-43A, Class SUB, 144a, 3.107%, 7/15/38(E)	164,822
530,000	Magnetite XLVIII Ltd. (Cayman Islands), Ser 2025-48A, Class SUB, 144a, 8.741%, 10/15/38(E)	363,215
250,000	Magnetite XXVII Ltd. (Cayman Islands), Ser 2020-27A, Class ERR, 144a, (TSFR3M + 4.750%), 8.425%, 10/20/38(D)	243,714
250,000	Magnetite XXVIII Ltd. (Cayman Islands), Ser 2020-28A, Class SUB, 144a, 9.141%, 1/20/35(E)	133,127
250,000	Magnetite XXXVII Ltd. (Cayman Islands), Ser 2023-37A, Class ER, 144a, (TSFR3M + 4.700%), 8.367%, 10/25/38(D)	245,293
610,000	OCP CLO Ltd. (Cayman Islands), Ser 2015-10A, Class SUB, 144a, 3.189%, 1/26/38(E)	167,264
250,000	OCP CLO Ltd. (Cayman Islands), Ser 2016-11A, Class ER3, 144a, (TSFR3M + 5.250%), 8.917%, 7/26/38(D)	249,031
534,000	OCP CLO Ltd. (Cayman Islands), Ser 2018-15A, Class SUB, 144a, 5.460%, 7/20/31(E)	184,053
250,000	OCP CLO Ltd. (Cayman Islands), Ser 2022-24A, Class SUB, 144a, 4.620%, 10/20/37(E)	110,610
450,000	OCP CLO Ltd. (Cayman Islands), Ser 2025-48A, Class SUB, 144a, 1.559%, 12/15/38(E)	361,665
250,000	Octagon 61 Ltd. (Cayman Islands), Ser 2023-2A, Class ER, 144a, (TSFR3M + 7.890%), 11.565%, 4/20/38(D)	250,984
1,166,666	Octagon 63 Ltd. (Cayman Islands), Ser 2024-2A, Class E, 144a, (TSFR3M + 6.500%), 10.175%, 7/20/37(D)	1,168,772
250,000	OHA Credit Funding 16-R Ltd. (Cayman Islands), Ser 2023-16RA, Class E, 144a, (TSFR3M + 4.600%), 8.275%, 10/20/38(D)	240,513
931,160	OHA Credit Partners XII Ltd. (Cayman Islands), Ser 2015-12A, Class SUB, 144a, 8.515%, 4/23/37(E)	358,511
250,000	OHA Credit Partners XV Ltd. (Cayman Islands), Ser 2017-15A, Class ER2, 144a, (TSFR3M + 5.650%), 9.310%, 4/20/39(D)	250,313
389,058	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 10.014%, 7/20/37(E)	179,372
Principal Amount		Market Value
	Asset-Backed Securities — 4.1% (Continued)
$ 2,228,382	Pixley Park CLO Ltd. (Cayman Islands), Ser 2024-1A, Class M, 144a, 0.923%, 1/15/37(E)	$ 87,422
2,228,382	Pixley Park CLO Ltd. (Cayman Islands), Ser 2024-1A, Class SUB, 144a, 10.079%, 1/15/37(E)	1,022,290
250,000	RR 18 Ltd. (Cayman Islands), Ser 2021-18A, Class DR, 144a, (TSFR3M + 4.900%), 8.573%, 7/15/40(D)	244,512
3,999,999	RR 26 Ltd. (Cayman Islands), Ser 2023-26A, Class SUB, 144a, 14.838%, 4/15/2123(E)	2,329,579
300,000	RR 28 Ltd. (Cayman Islands), Ser 2024-28RA, Class DR2, 144a, (TSFR3M + 6.100%), 9.781%, 4/15/41(D)	301,751
490,000	RR 29 Ltd. (Cayman Islands), Ser 2024-29RA, Class SUB, 144a, 7.530%, 7/15/39(E)	214,553
350,000	RR 31 Ltd. (Cayman Islands), Ser 2024-31A, Class SUB, 144a, 10.047%, 10/15/39(E)	223,749
250,000	RR 42 Ltd. (Cayman Islands), Ser 2025-42A, Class DR, 144a, (TSFR3M + 5.100%), 8.773%, 10/15/40(D)	245,560
250,000	Sixth Street CLO 29 Ltd. (Cayman Islands), Ser 2025-29A, Class SUB, 144a, 12.869%, 7/17/38(E)	162,816
250,000	Sixth Street CLO 31 Ltd. (Cayman Islands), Ser 2025-31A, Class E, 144a, (TSFR3M + 4.700%), 8.377%, 1/17/39(D)	249,968
590,000	Sixth Street CLO 31 Ltd. (Cayman Islands), Ser 2025-31A, Class SUB, 144a, 0.700%, 1/17/39(E)	505,732
250,000	Sixth Street CLO 32 Ltd. (Cayman Islands), Ser 2026-32A, Class E, 144a, (TSFR3M + 6.000%), 9.663%, 4/21/39(D)	254,278
250,000	Sixth Street CLO XVI Ltd. (Cayman Islands), Ser 2020-16A, Class SUB, 144a, 2.876%, 10/20/32(E)	156,853
250,000	Sixth Street CLO XXIV Ltd. (Jersey), Ser 2024-24A, Class ER, 144a, (TSFR3M + 6.350%), 10.030%, 4/23/37(D)	251,121
920,000	Storm King Park CLO Ltd. (Jersey), Ser 2022-1A, Class M, 144a, 1.154%, 10/15/37(E)	17,648
920,000	Storm King Park CLO Ltd. (Jersey), Ser 2022-1A, Class SUB, 144a, 15.420%, 10/15/37(E)	307,151
250,000	Trimaran CAVU Ltd. (Cayman Islands), Ser 2025-2A, Class E, 144a, (TSFR3M + 5.750%), 9.425%, 3/18/38(D)	248,911
261,000	Voya CLO Ltd., Ser 2022-3A, Class ER2, 144a, (TSFR3M + 4.750%), 8.425%, 10/20/36(D)	255,089
250,000	Voya CLO Ltd. (Cayman Islands), Ser 2024-2A, Class E, 144a, (TSFR3M + 6.050%), 9.725%, 7/20/37(D)	250,187
140,479	Voya CLO Ltd. (Cayman Islands), Ser 2025-2A, Class E, 144a, (TSFR3M + 6.250%), 9.923%, 7/15/38(D)	141,575
481,000	Voya CLO Ltd. (Cayman Islands), Ser 2025-2A, Class SUB, 144a, 11.335%, 7/15/38(E)	366,842
	Total Asset-Backed Securities	$35,724,796
Shares
	Common Stocks — 3.0%
	Financials — 1.4%
431	AIMCO CLO 30, Ltd. / CLO Warehouse(F)*	43,125
431	AIMCO CLO 30, Ltd. / CLO Warehouse(F)*	43,125
189,513	Goldman Sachs BDC, Inc.†	1,796,583
160,700	Golub Capital BDC, Inc.	2,069,816
73,451	Nuveen Churchill Direct Lending Corp.	912,262
1,124,539	Yeoman Capital NPV*	7,323,920
		12,188,831
	Utilities — 1.0%
480,457	Enviva, Inc./Private Equity*	8,936,500

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 3.0% (Continued)
	Information Technology — 0.3%
147,833	Avaya Holdings Corp.*	$ 2,118,890
3,915	Avaya Holdings Corp., 144a shares*	56,114
2,011	Avaya Holdings Corp., A shares*	28,824
4,968	Avaya Holdings Corp., Reg S shares*	71,206
		2,275,034
	Consumer Staples — 0.1%
61,282	Pretium PKG Holdings, Inc./Private Equity*	1,141,378
	Health Care — 0.1%
7,366	CHPPR Holdings, Inc.*	920,750
	Industrials — 0.1%
15,000	Ardagh Holdings SA*	97,692
3,917	Labels Buyer LLC*	359,710
165,897	Spirit Aviation Holdings, Inc.*	3,318
		460,720
	Energy — 0.0%
14,309	AFG Holdings, Inc.(F)*	143
187,384	Tribune Resources, Inc.(F)*	0
		143
	Total Common Stocks	$25,923,356
	Investment Funds — 0.5%
743,417	Eagle Point Credit Co.±	2,765,511
171,064	Oxford Lane Capital Corp.±	1,498,521
	Total Investment Funds	$4,264,032
	Warrants — 0.3%
	Health Care — 0.3%
11,678	CHPPR Holdings, Inc. 4(A)(2)DOT Warrant*	1,459,750
6,714	CHPPR Holdings, Inc. 1145 DOT Warrant*	839,250
9,949	CHPPR Holdings, Inc., Class B, Exp 6/28/29*	248,725
4,713	CHPPR Holdings, Inc., Class A, Exp 6/28/29*	70,695
		2,618,420
	Industrials — 0.0%
19,984	Spirit Airlines LLC*	200
1,871	Labels Buyer LLC, Exp 4/29/33*	4,677
		4,877
	Total Warrants	$2,623,297
	Preferred Stocks — 0.2%
	Industrials — 0.2%
18,790	Labels Buyer LLC, 12.000%(G)	1,540,780
Number of Contracts		Notional Amount
	Purchased Options — 0.0%
	Purchased Call Options — 0.0%
200	Chicago Board Options Exchange Volatility Index, Strike @30.00, Exp 07/26	$20,000	5,000
	Total Purchased Options		$5,000
Shares
	Short-Term Investment Funds — 7.0%
17,991,883	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	17,991,883
42,323,723	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	42,323,723
	Total Short-Term Investment Funds	$60,315,606
	Total Long Positions—104.7% (Cost $921,635,141)	$904,833,454
Number of Contracts		Notional Amount	MarketValue
	Written Options — (0.0)%
	Written Call Options — (0.0)%
200	Chicago Board Options Exchange Volatility Index, Strike @40.00, Exp 07/26	$20,000	$ (2,400)
	Total Written Options (Premiums received $16,800)		$(2,400)
	Total Investment Securities—104.7%		$904,831,054
	Liabilities in Excess of Other Assets — (4.7%)		(40,643,734)
	Net Assets — 100.0%		$864,187,320
(A)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(B)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of June 30, 2026.
(C)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(D)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(E)	CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. Rate shown is the current yield as of June 30, 2026 and is based on income received over the trailing twelve months. The estimated yield may ultimately not be realized. If a position has no income over the trailing twelvemonths, a yield cannot be estimated.
(F)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(G)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
±	Closed-end Fund.
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $38,809,046.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $642,618,229 or 74.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$701,037,364	$—	$701,037,364
Bank Loans	—	73,399,223	—	73,399,223
Asset-Backed Securities	—	35,724,796	—	35,724,796
Common Stocks	4,781,979	21,054,984	86,393	25,923,356
Investment Funds	4,264,032	—	—	4,264,032
Warrants	—	2,623,297	—	2,623,297
Preferred Stocks	—	1,540,780	—	1,540,780
Purchased Call Options
Equity contracts	5,000	—	—	5,000
Short-Term Investment Funds	60,315,606	—	—	60,315,606
Other Financial Instruments
Foreign currency exchange contracts	—	171,847	—	171,847
Total Assets	$69,366,617	$835,552,291	$86,393	$905,005,301
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(20,751)	$—	$(20,751)
Written Call Options
Equity contracts	(2,400)	—	—	(2,400)
Total Liabilities	$(2,400)	$(20,751)	$—	$(23,151)
Total	$69,364,217	$835,531,540	$86,393	$904,982,150
Measurements Using Unobservable Inputs (Level 3)
Assets
Beginning balance, September 30, 2025	$128,179
Transfer into Level 3	143
Purchases and Sales	(711,389)
Net realized gain (loss)	172,839
Change in unrealized appreciation (depreciation)	496,621
Ending balance, June 30, 2026	$86,393
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2026	$496,621
Centrally Cleared Credit  Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate		Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$563,500	5.000%	Quarterly	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(37,529)	$(16,778)	$(20,751)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Appreciation
Wells Fargo	9/16/2026	USD	12,308,574	EUR	10,588,419	$170,953
Wells Fargo	9/16/2026	USD	81,965	GBP	61,119	894
						$171,847
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Equity Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 99.4%
	Information Technology — 22.2%
96,106	Accenture PLC - Class A	$ 11,959,431
66,098	Analog Devices, Inc.	26,252,143
185,871	Apple, Inc.	53,783,632
190,765	Broadcom, Inc.	72,061,479
369,462	Cisco Systems, Inc.	43,397,006
114,804	International Business Machines Corp.†	32,284,033
150,936	KLA Corp.	45,538,901
199,822	Microchip Technology, Inc.	18,223,766
39,685	Micron Technology, Inc.	45,807,999
220,346	Microsoft Corp.	82,193,465
141,832	Oracle Corp.	20,785,480
106,624	Qnity Electronics, Inc.	17,412,765
157,134	QUALCOMM, Inc.	29,036,792
117,426	Salesforce, Inc.	18,395,957
97,304	Texas Instruments, Inc.	29,003,403
		546,136,252
	Financials — 15.8%
111,899	Arthur J Gallagher & Co.	25,688,653
699,061	Bank of America Corp.	39,832,496
28,830	Blackrock, Inc.	27,721,775
306,653	Charles Schwab Corp. (The)	28,294,872
208,194	Citigroup, Inc.	29,138,832
27,942	Goldman Sachs Group, Inc. (The)	28,259,700
91,923	JPMorgan Chase & Co.	30,089,156
122,818	Morgan Stanley	25,673,875
114,521	Principal Financial Group, Inc.	12,343,073
159,293	T Rowe Price Group, Inc.	18,110,021
459,140	Truist Financial Corp.	22,874,355
501,676	US Bancorp	30,301,230
114,551	Visa, Inc. - Class A	39,301,303
353,684	Wells Fargo & Co.	29,228,446
		386,857,787
	Health Care — 13.1%
89,418	AbbVie, Inc.	22,501,146
40,227	Amgen, Inc.	14,567,001
130,742	Becton Dickinson & Co.	19,785,187
450,120	Bristol-Myers Squibb Co.	25,935,914
289,686	CVS Health Corp.	29,968,017
19,353	Eli Lilly & Co.	23,212,569
186,859	Johnson & Johnson	47,456,580
350,059	Medtronic PLC	27,385,116
285,877	Merck & Co., Inc.	36,735,194
900,866	Pfizer, Inc.	21,692,853
74,466	Stryker Corp.	23,444,875
69,658	UnitedHealth Group, Inc.	28,951,955
		321,636,407
	Industrials — 10.2%
160,520	3M Co.	25,989,793
110,169	Automatic Data Processing, Inc.	24,672,347
33,910	Caterpillar, Inc.	36,110,759
48,697	Deere & Co.	30,889,968
36,682	Lockheed Martin Corp.	18,688,012
149,728	Paychex, Inc.†	14,722,754
137,705	RTX Corp.	26,126,770
421,558	Southwest Airlines Co.	21,676,512
268,989	Stanley Black & Decker, Inc.	25,317,245
95,500	Union Pacific Corp.	25,976,000
		250,170,160
Shares		Market Value
	Common Stocks — 99.4% (Continued)
	Communication Services — 7.7%
143,350	Alphabet, Inc. - Class C	$ 50,649,855
1,047,865	AT&T, Inc.	21,690,806
866,382	Comcast Corp. - Class A	21,269,678
52,054	Meta Platforms, Inc. - Class A	29,321,498
193,492	Omnicom Group, Inc.	14,092,022
659,576	Verizon Communications, Inc.	27,926,448
243,973	Walt Disney Co. (The)	23,482,401
		188,432,708
	Consumer Discretionary — 7.1%
81,651	Amazon.com, Inc.*	19,460,699
72,050	Booking Holdings, Inc.	12,842,192
103,598	Home Depot, Inc. (The)	36,536,943
473,285	Las Vegas Sands Corp.	21,861,034
109,572	McDonald's Corp.	29,618,407
360,292	NIKE, Inc. - Class B	14,789,987
161,298	Starbucks Corp.	16,483,043
148,722	Yum! Brands, Inc.	23,774,699
		175,367,004
	Consumer Staples — 6.4%
112,634	Constellation Brands, Inc. - Class A	15,666,263
126,813	Dollar General Corp.	14,597,444
217,254	PepsiCo, Inc.	29,416,192
206,055	Philip Morris International, Inc.	37,277,410
252,647	Procter & Gamble Co. (The)	37,048,156
273,241	Sysco Corp.	22,837,483
		156,842,948
	Energy — 5.2%
185,552	Chevron Corp.	30,757,100
296,827	Exxon Mobil Corp.	40,582,187
790,697	Kinder Morgan, Inc.	25,278,583
71,658	Phillips 66	12,113,785
69,677	Valero Energy Corp.	18,146,678
		126,878,333
	Utilities — 4.4%
221,429	Duke Energy Corp.	28,028,483
213,825	Entergy Corp.	24,559,939
331,163	NextEra Energy, Inc.	29,066,177
274,300	Southern Co. (The)	26,253,253
		107,907,852
	Materials — 3.7%
64,120	Air Products & Chemicals, Inc.	18,798,702
279,162	International Flavors & Fragrances, Inc.	22,115,214
50,198	Linde PLC	26,049,750
69,413	Sherwin-Williams Co. (The)	23,900,284
		90,863,950
	Real Estate — 3.6%
236,685	Alexandria Real Estate Equities, Inc. REIT	12,508,802
154,044	American Tower Corp. REIT	25,196,977
99,312	AvalonBay Communities, Inc. REIT	18,739,181
93,986	Prologis, Inc. REIT	12,732,284
82,108	Simon Property Group, Inc. REIT	18,363,454
		87,540,698
	Total Common Stocks	$2,438,634,099

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 0.7%
14,799,095	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	$ 14,799,095
2,468,370	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	2,468,370
	Total Short-Term Investment Funds	$17,267,465
	Total Investment Securities—100.1% (Cost $1,843,002,470)	$2,455,901,564
	Liabilities in Excess of Other Assets — (0.1%)	(2,618,086)
	Net Assets — 100.0%	$2,453,283,478
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $2,385,285.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,438,634,099	$—	$—	$2,438,634,099
Short-Term Investment Funds	17,267,465	—	—	17,267,465
Total	$2,455,901,564	$—	$—	$2,455,901,564
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – June 30, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 93.0%
	Energy — 14.3%
$ 1,030,000	Azule Energy Finance PLC (Angola), 144a, 8.250%, 1/22/31	$ 1,031,324
1,043,000	Bristow Group, Inc., 144a, 6.750%, 2/1/33	1,046,425
1,692,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,659,333
1,030,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	1,087,756
1,500,000	Energy Transfer LP, (TSFR3M + 3.279%), 6.942%, 11/1/66(A)	1,497,402
83,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.750%, 3/15/34	82,368
242,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	249,527
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	465,652
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	412,413
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	197,467
243,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	236,513
488,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 8.375%, 11/1/33	508,813
1,027,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	1,045,979
900,000	Par Petroleum LLC, 144a, 7.375%, 6/1/34	910,802
357,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	370,813
19,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	19,993
400,000	Seadrill Finance Ltd. (Norway), 144a, 6.750%, 7/15/34	386,981
1,061,000	SESI LLC, 144a, 7.875%, 9/30/30	1,078,040
79,000	SM Energy Co., 144a, 8.625%, 11/1/30	82,939
488,000	SM Energy Co., 144a, 6.625%, 4/15/34	480,546
524,000	SM Energy Co., 144a, 7.000%, 8/1/32†	528,806
1,082,000	Sunoco LP, 144a, 7.875%(B)	1,122,314
500,000	Tidewater, Inc., 144a, 9.125%, 7/15/30	535,610
130,000	Venture Global LNG, Inc., 144a, 6.375%, 12/15/34	127,836
1,131,000	Venture Global LNG, Inc., 144a, 9.000%(B)	1,104,241
		16,269,893
	Consumer Discretionary — 14.2%
803,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	788,796
97,000	Beazer Homes USA, Inc., 144a, 8.000%, 1/15/32	97,155
1,419,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29†	1,401,917
1,557,000	Carnival Corp. Ltd., 144a, 5.875%, 6/15/31	1,584,278
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,185,832
1,013,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	1,023,140
1,357,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33†	1,181,488
828,000	HNI Corp., 144a, 5.125%, 1/18/29	815,518
1,042,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	1,071,479
691,000	LGI Homes, Inc., 144a, 8.750%, 12/15/28	714,021
1,158,000	MGM China Holdings Ltd. (Macao), 144a, 6.250%, 5/15/33	1,133,528
1,000,000	Michaels Cos., Inc. (The), 144a, 11.000%, 3/15/34†	979,145
988,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	1,020,249
791,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	784,096
1,146,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	1,211,664
1,000,000	Wabash National Corp., 144a, 4.500%, 10/15/28†	928,867
120,000	Whirlpool Corp., 144a, 7.500%, 7/1/31	121,531
120,000	Whirlpool Corp., 144a, 7.875%, 7/1/34	120,651
		16,163,355
	Communication Services — 12.8%
108,000	Altice France Lux 3 / Altice Holdings 1 (Luxembourg), 144a, 10.000%, 1/15/33	106,237
Principal Amount		Market Value
	Corporate Bonds — 93.0% (Continued)
	Communication Services — 12.8% (Continued)
$ 395,771	Altice France SA (France), 144a, 6.500%, 4/15/32	$ 382,845
339,939	Altice France SA (France), 144a, 6.875%, 7/15/32	329,548
1,010,000	Cable One, Inc., 1.125%, 3/15/28	656,500
484,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	483,580
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31†	315,767
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	213,177
256,000	CSC Holdings LLC, 144a, 11.250%, 5/15/28†	165,036
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	294,810
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	248,802
200,000	CSC Holdings LLC, 144a, 11.750%, 1/31/29†	123,189
518,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	526,557
12,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	11,985
428,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	444,092
375,000	Discovery Global Holdings, Inc., 5.050%, 3/15/42	274,714
1,075,000	GCI LLC, 144a, 4.750%, 10/15/28	1,024,571
906,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	607,872
570,000	LCPR Senior Secured Financing DAC, 144a, 6.750%, 10/15/27†	326,056
261,849	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	270,033
129,000	Level 3 Financing, Inc., 144a, 7.500%, 2/15/37	132,329
525,000	Level 3 Financing, Inc., 144a, 8.500%, 1/15/36	563,750
517,000	Midcontinent Communications, 144a, 8.000%, 8/15/32†	453,032
1,068,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	1,089,105
256,000	Neptune Bidco US, Inc., 144a, 10.375%, 5/15/31	265,336
559,000	Nexstar Media, Inc., 144a, 6.500%, 9/15/33	558,862
533,000	Paramount Global, 7.875%, 7/30/30	559,969
230,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	236,757
1,043,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	1,005,756
340,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	341,427
1,498,000	Zegona Finance PLC (United Kingdom), 144a, 8.625%, 7/15/29	1,564,375
1,116,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	1,050,462
		14,626,531
	Financials — 10.6%
772,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	784,535
1,572,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 6.851%, 8/15/53(A)	1,575,968
1,028,000	Asurion LLC / Asurion Co-Issuer, Inc., 144a, 8.000%, 12/31/32	1,037,082
312,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	312,476
244,000	CrossCountry Intermediate HoldCo LLC, 144a, 6.500%, 10/1/30	240,494
375,000	Encore Capital Group, Inc., 144a, 6.625%, 6/1/32	375,524
803,000	First Eagle Holdings, Inc., 144a, 7.250%, 8/15/32	808,401
320,000	Freedom Mortgage Holdings LLC, 144a, 6.875%, 5/1/31	310,681
848,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	876,306
922,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	905,140
624,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	614,258
1,000,000	Navient Corp., 5.000%, 3/15/27	992,316
121,000	Navient Corp., 7.875%, 6/15/32	113,236
228,000	OneMain Finance Corp., 4.000%, 9/15/30	210,744

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 93.0% (Continued)
	Financials — 10.6% (Continued)
$ 182,000	OneMain Finance Corp., 6.625%, 5/15/29	$ 185,572
394,000	OneMain Finance Corp., 7.500%, 5/15/31	407,139
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	392,732
723,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	751,900
964,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	995,532
233,000	SBL Holdings, Inc., 144a, 9.508%(B)	221,594
		12,111,630
	Consumer Staples — 9.5%
65,000	ADI Escrow Issuer LLC, 144a, 7.125%, 7/15/34	66,189
1,286,000	Albertsons Cos., Inc., 144a, 5.625%, 3/31/32	1,245,298
575,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.375%, 3/1/29	562,294
238,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	240,342
183,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	188,490
121,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.375%, 6/15/32†	121,902
500,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 6.375%, 4/15/34	507,456
1,043,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	1,078,321
686,000	Industrial F&B Investments III, Inc., 144a, 7.750%, 2/11/33	699,005
129,000	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 144a, 7.125%, 4/30/33	131,406
1,084,000	PetSmart LLC / PetSmart Finance Corp., 144a, 7.500%, 9/15/32	1,084,105
575,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	544,143
904,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	873,262
1,162,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	1,202,407
1,133,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	1,118,872
1,118,000	VT Topco, Inc., 144a, 8.500%, 8/15/30†	1,134,358
		10,797,850
	Industrials — 9.1%
778,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	807,135
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	766,210
308,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	318,107
1,165,000	Ingram Micro, Inc., 144a, 4.750%, 5/15/29	1,144,230
1,049,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	1,127,716
923,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31†	912,174
161,000	Owens-Brockway Glass Container, Inc., 144a, 9.500%, 6/1/33†	164,923
1,118,000	RXO, Inc., 144a, 6.375%, 5/15/31†	1,133,142
1,106,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	1,101,050
678,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	702,089
731,000	Sword Purchaser LLC, 144a, 8.250%, 4/15/33	757,055
359,000	Sword Purchaser LLC, 144a, 10.500%, 4/15/34†	375,612
1,160,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.648%, 2/15/42(A)	1,067,154
		10,376,597
	Utilities — 7.2%
1,178,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	1,166,434
1,069,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	1,120,442
Principal Amount		Market Value
	Corporate Bonds — 93.0% (Continued)
	Utilities — 7.2% (Continued)
$ 1,110,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.055%, 10/1/66(A)	$ 1,020,822
115,000	NRG Energy, Inc., 144a, 5.875%, 5/15/34	114,438
115,000	NRG Energy, Inc., 144a, 6.125%, 5/15/36	115,077
1,045,000	PacifiCorp, 7.125%, 8/15/56	1,037,972
1,099,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 6.659%, 3/30/67(A)	1,088,774
594,000	Sempra, 4.125%, 4/1/52	589,061
1,000,000	South Jersey Industries, Inc., 5.020%, 4/15/31	896,695
1,068,000	Talen Energy Supply LLC, 144a, 6.375%, 5/1/33	1,066,192
		8,215,907
	Health Care — 7.0%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	571,093
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	284,298
330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28	330,196
1,229,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,213,411
569,000	BellRing Brands, Inc., 144a, 7.000%, 3/15/30	568,868
850,000	DaVita, Inc., 144a, 6.750%, 7/15/33	877,079
200,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 6.250%, 12/15/32	203,826
278,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 7.250%, 12/15/33	290,529
639,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	662,167
450,000	LifePoint Health, Inc., 144a, 7.000%, 5/1/34	431,177
1,128,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	1,108,344
857,000	National Mentor Holdings, Inc., 144a, 10.500%, 12/15/30	902,275
586,000	Select Medical Corp., 144a, 6.250%, 12/1/32†	569,265
		8,012,528
	Materials — 4.1%
851,000	Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 144a, 7.125%, 6/15/33	859,661
998,000	Celanese US Holdings LLC, 7.379%, 7/15/32	1,049,515
739,000	Cerdia Finanz GmbH (Germany), 144a, 9.375%, 10/3/31	663,252
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	1,033,917
1,175,000	Magnera Corp., 144a, 4.750%, 11/15/29†	1,096,678
		4,703,023
	Information Technology — 3.0%
1,071,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	1,070,902
562,000	CoreWeave, Inc., 144a, 9.250%, 6/1/30†	566,314
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	411,894
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	545,741
798,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	785,953
		3,380,804
	Real Estate — 1.2%
984,000	Iron Mountain, Inc. REIT, 144a, 5.625%, 7/15/32	972,606
402,000	Iron Mountain, Inc. REIT, 144a, 6.250%, 1/15/35	403,727
		1,376,333
	Total Corporate Bonds	$106,034,451
	Bank Loans — 5.1%(C)
	Communication Services — 2.5%
997,468	Charter Communications Operating LLC, Term Loan B5, 5.942%, 12/15/31(D)	981,509

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 5.1%(C) (Continued)
	Communication Services — (Continued)
$ 1,500,000	E.W. Scripps Company (The), New Tranche B-2 Term Loan, 9.504%, 6/30/28(D)	$ 1,494,375
398,987	GoodRx Inc., Term Loan, 8.062%, 7/10/29(D)	379,752
		2,855,636
	Industrials — 1.7%
997,455	Chromalloy Corporation, Term Loan, 6.932%, 3/27/31(D)	1,001,505
1,000,000	Transdigm Inc., Tranche J Term Loan, (3M SOFR + 2.500%), 6.120%, 2/28/31(D)	1,000,120
		2,001,625
	Consumer Discretionary — 0.9%
1,000,000	Pioneer OpCo, LLC, Term Loan, 6.878%, 5/16/33(D)	1,003,040
	Total Bank Loans	$5,860,301
Shares
	Common Stocks — 0.2%
	Communication Services — 0.2%
451	Altice Luxembourg SA (Luxembourg)*	6,957
9,086	Altice Luxembourg SA (Luxembourg)*	179,000
	Total Common Stocks	$185,957
	Short-Term Investment Funds — 13.4%
4,807,207	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	4,807,207
10,416,124	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	10,416,124
	Total Short-Term Investment Funds	$15,223,331
	Total Investment Securities—111.7% (Cost $129,413,379)	$127,304,040
	Liabilities in Excess of Other Assets — (11.7%)	(13,342,370)
	Net Assets — 100.0%	$113,961,670
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of June 30, 2026.
(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $10,038,174.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $88,543,777 or 77.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$106,034,451	$—	$106,034,451
Bank Loans	—	5,860,301	—	5,860,301
Common Stocks	—	185,957	—	185,957
Short-Term Investment Funds	15,223,331	—	—	15,223,331
Total	$15,223,331	$112,080,709	$—	$127,304,040
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 97.8%
	Industrials — 23.2%
1,716,843	AerCap Holdings NV (Ireland)	$ 250,281,373
1,646,769	Allison Transmission Holdings, Inc.	185,656,737
1,078,382	Armstrong World Industries, Inc.	172,994,040
2,363,093	Copart, Inc.*†	66,615,592
245,264	Lennox International, Inc.	140,524,009
455,490	Old Dominion Freight Line, Inc.	98,659,134
490,527	UniFirst Corp.	129,724,770
		1,044,455,655
	Financials — 14.8%
3,375,291	Ally Financial, Inc.	155,094,621
704,646	Cincinnati Financial Corp.	130,458,160
1,884,246	Fidelity National Information Services, Inc.	73,259,485
763,042	M&T Bank Corp.	181,611,626
1,954,321	Moelis & Co. - Class A	127,851,680
		668,275,572
	Health Care — 13.5%
9,518,552	Avantor, Inc.*	94,233,665
1,919,283	Bruker Corp.	115,502,451
2,289,100	Cooper Cos., Inc. (The)*	164,151,361
580,068	STERIS PLC	122,144,919
307,554	Waters Corp.*	115,345,052
		611,377,448
	Information Technology — 12.4%
634,544	Appfolio, Inc. - Class A*	101,749,130
1,456,000	Entegris, Inc.	261,876,160
560,612	Keysight Technologies, Inc.*	196,253,443
		559,878,733
	Consumer Discretionary — 12.3%
1,728,524	Churchill Downs, Inc.	154,944,891
311,447	Domino's Pizza, Inc.	92,200,770
346,484	Pool Corp.	74,459,412
2,962,617	Somnigroup International, Inc.	232,269,173
		553,874,246
	Materials — 11.8%
716,325	AptarGroup, Inc.	89,683,890
1,969,894	Ball Corp.	122,921,385
218,003	NewMarket Corp.	172,492,694
502,207	Vulcan Materials Co.	148,156,087
		533,254,056
	Consumer Staples — 7.2%
1,981,573	Dollar Tree, Inc.*	239,671,254
957,695	Post Holdings, Inc.*	84,526,161
		324,197,415
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	Real Estate — 2.6%
860,369	CBRE Group, Inc. - Class A*	$ 115,883,101
	Total Common Stocks	$4,411,196,226
	Short-Term Investment Funds — 2.5%
102,317,338	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	102,317,338
7,995,849	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	7,995,849
	Total Short-Term Investment Funds	$110,313,187
	Total Investment Securities—100.3% (Cost $3,182,530,345)	$4,521,509,413
	Liabilities in Excess of Other Assets — (0.3%)	(12,886,877)
	Net Assets — 100.0%	$4,508,622,536
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $7,853,762.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,411,196,226	$—	$—	$4,411,196,226
Short-Term Investment Funds	110,313,187	—	—	110,313,187
Total	$4,521,509,413	$—	$—	$4,521,509,413
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Value Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Industrials — 20.0%
43,768	AerCap Holdings NV (Ireland)	$ 6,380,499
47,339	Clean Harbors, Inc.*	14,142,526
43,529	Dover Corp.	9,762,684
155,882	Genpact Ltd.	4,286,755
109,602	Hexcel Corp.	10,966,776
24,772	L3Harris Technologies, Inc.	7,198,496
39,934	Leidos Holdings, Inc.	4,112,004
5,691	Parker-Hannifin Corp.	5,566,481
79,330	Regal Rexnord Corp.	18,895,613
14,153	Snap-on, Inc.	5,695,167
51,040	WESCO International, Inc.	17,630,747
34,910	Westinghouse Air Brake Technologies Corp.	9,411,736
		114,049,484
	Financials — 15.2%
24,068	Allstate Corp. (The)	5,726,740
168,305	Ally Financial, Inc.	7,733,615
74,179	American International Group, Inc.	5,528,561
10,980	Ameriprise Financial, Inc.	5,037,185
410,787	Blue Owl Capital, Inc.	3,594,386
26,713	Evercore, Inc. - Class A	9,120,887
447,527	First Horizon Corp.	11,474,592
50,511	Reinsurance Group of America, Inc.	10,741,164
85,790	SouthState Bank Corp.	8,570,421
415,406	Starwood Property Trust, Inc. REIT†	6,804,350
77,795	Webster Financial Corp.	5,945,094
25,656	Willis Towers Watson PLC	6,705,709
		86,982,704
	Information Technology — 12.9%
75,429	Akamai Technologies, Inc.*	8,916,462
47,548	Keysight Technologies, Inc.*	16,645,128
14,774	Lumentum Holdings, Inc.*	12,676,978
166,324	Microchip Technology, Inc.	15,168,749
58,183	PTC, Inc.*	6,610,171
81,553	Rogers Corp.*	13,352,673
		73,370,161
	Consumer Discretionary — 9.4%
205,729	Aramark	11,705,980
89,644	BorgWarner, Inc.	5,952,362
155,880	Gentex Corp.	3,939,088
200,916	LKQ Corp.	5,290,118
16,003	Ralph Lauren Corp.	6,423,764
15,078	Royal Caribbean Cruises Ltd.	4,787,717
19,087	TopBuild Corp.*†	6,766,914
218,820	Valvoline, Inc.*	8,652,143
		53,518,086
	Utilities — 8.8%
166,987	CenterPoint Energy, Inc.	7,354,107
65,450	DTE Energy Co.	9,972,617
87,789	Entergy Corp.	10,083,445
111,459	Evergy, Inc.	9,633,401
55,668	WEC Energy Group, Inc.	6,500,352
83,223	Xcel Energy, Inc.	6,682,807
		50,226,729
	Health Care — 8.7%
76,291	Agilent Technologies, Inc.	10,133,734
25,784	Cencora, Inc.	7,296,356
93,083	Encompass Health Corp.	9,408,830
129,040	Envista Holdings Corp.*	3,400,204
11,113	Humana, Inc.	4,414,306
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Health Care — 8.7% (Continued)
32,398	Labcorp Holdings, Inc.	$ 9,071,440
69,550	Zimmer Biomet Holdings, Inc.	5,987,559
		49,712,429
	Materials — 6.7%
207,963	Axalta Coating Systems Ltd.*	7,116,494
132,654	Ball Corp.	8,277,610
36,802	Eagle Materials, Inc.	8,280,450
59,760	International Flavors & Fragrances, Inc.	4,734,187
41,214	Packaging Corp. of America	9,820,472
		38,229,213
	Consumer Staples — 6.1%
5,956	Casey's General Stores, Inc.	4,733,769
41,520	Constellation Brands, Inc. - Class A	5,775,017
149,146	Darling Ingredients, Inc.*	8,146,355
38,216	Ingredion, Inc.	3,619,437
96,517	Lamb Weston Holdings, Inc.	4,167,604
73,779	Performance Food Group Co.*	8,247,754
		34,689,936
	Energy — 5.7%
164,198	Devon Energy Corp.	6,784,661
41,128	Diamondback Energy, Inc.	7,229,480
439,898	Permian Resources Corp. - Class A	8,098,522
228,067	SLB Ltd.	10,602,835
		32,715,498
	Real Estate — 5.1%
102,601	Agree Realty Corp. REIT	7,771,000
23,409	Essex Property Trust, Inc. REIT	6,825,830
26,183	Jones Lang LaSalle, Inc.*	8,115,421
47,868	Mid-America Apartment Communities, Inc. REIT	6,650,780
		29,363,031
	Total Common Stocks	$562,857,271
	Exchange-Traded Fund — 0.5%
18,821	iShares S&P Mid-Cap 400 Value ETF†	2,780,426
	Short-Term Investment Funds — 3.3%
4,595,891	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	4,595,891
13,921,687	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	13,921,687
	Total Short-Term Investment Funds	$18,517,578
	Total Investment Securities—102.4% (Cost $403,397,628)	$584,155,275
	Liabilities in Excess of Other Assets — (2.4%)	(13,523,356)
	Net Assets — 100.0%	$570,631,919
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $13,280,149.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
S&P – Standard & Poor's

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$562,857,271	$—	$—	$562,857,271
Exchange-Traded Fund	2,780,426	—	—	2,780,426
Short-Term Investment Funds	18,517,578	—	—	18,517,578
Total	$584,155,275	$—	$—	$584,155,275
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital International Growth Equity Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 99.2%
	Netherlands — 12.2%
	Financials — 2.1%
2,166	Adyen NV, 144a*	$ 2,031,962
	Health Care — 2.6%
2,767	Argenx SE ADR*	2,567,140
	Information Technology — 7.5%
3,654	ASML Holding NV	7,269,414
	Total Netherlands	11,868,516
	Switzerland — 11.8%
	Consumer Discretionary — 1.8%
49,944	On Holding AG - Class A*	1,769,016
	Health Care — 5.1%
21,549	Galderma Group AG	4,901,268
	Industrials — 4.9%
5,475	VAT Group AG, 144a	4,801,141
	Total Switzerland	11,471,425
	Taiwan — 11.4%
	Information Technology — 11.4%
23,167	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,063,864
	Japan — 8.8%
	Consumer Staples — 4.5%
120,700	Ajinomoto Co., Inc.	4,400,622
	Information Technology — 4.3%
8,200	Keyence Corp.	4,144,996
	Total Japan	8,545,618
	United States — 7.8%
	Communication Services — 6.3%
28,221	Liberty Media Corp.-Liberty Formula One - Class C*	2,684,946
7,406	Spotify Technology SA*	3,400,317
	Information Technology — 1.5%
4,244	ARM Holdings PLC ADR*	1,504,795
	Total United States	7,590,058
	India — 7.5%
	Consumer Discretionary — 3.2%
206,738	Lenskart Solutions Ltd.*	1,125,967
43,169	Titan Co. Ltd.	2,010,652
	Financials — 4.3%
212,337	Bajaj Finance Ltd.	2,258,327
225,323	HDFC Bank Ltd.	1,901,604
	Total India	7,296,550
	Brazil — 6.8%
	Consumer Discretionary — 3.5%
1,992	MercadoLibre, Inc.*	3,381,201
	Financials — 1.7%
126,134	NU Holdings Ltd. - Class A*	1,685,150
	Industrials — 1.6%
176,775	WEG SA	1,606,361
	Total Brazil	6,672,712
	Canada — 6.4%
	Consumer Discretionary — 1.9%
13,998	Dollarama, Inc.	1,851,793
	Information Technology — 4.5%
38,640	Shopify, Inc. - Class A*	4,411,915
	Total Canada	6,263,708
Shares		Market Value
	Common Stocks — 99.2% (Continued)
	South Korea — 5.9%
	Information Technology — 5.9%
6,807	Samsung Electronics Co. Ltd.	$ 1,510,455
2,424	SK Hynix, Inc.	4,277,348
	Total South Korea	5,787,803
	Sweden — 4.6%
	Industrials — 4.1%
113,602	AddTech AB - Class B	4,014,655
	Information Technology — 0.5%
56,887	Hexagon AB - Class B	470,646
	Total Sweden	4,485,301
	Germany — 4.2%
	Communication Services — 2.6%
44,108	CTS Eventim AG & Co. KGaA	2,576,294
	Industrials — 1.6%
8,098	Siemens Energy AG	1,543,815
	Total Germany	4,120,109
	Italy — 3.8%
	Consumer Discretionary — 2.3%
5,989	Ferrari NV†	2,229,645
	Health Care — 1.5%
79,489	Stevanato Group SpA	1,436,366
	Total Italy	3,666,011
	Singapore — 3.2%
	Consumer Discretionary — 3.2%
32,446	Sea Ltd. ADR*	3,109,300
	United Kingdom — 1.9%
	Financials — 1.9%
57,214	3i Group PLC	1,881,419
	France — 1.8%
	Health Care — 1.8%
9,424	EssilorLuxottica SA	1,769,560
	Australia — 1.1%
	Health Care — 1.1%
7,410	Pro Medicus Ltd.	1,047,578
	Total Common Stocks	$96,639,532
	Short-Term Investment Funds — 3.3%
1,182,668	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	1,182,668
2,103,824	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	2,103,824
	Total Short-Term Investment Funds	$3,286,492
	Total Investment Securities — 102.5% (Cost $73,772,248)	$99,926,024
	Liabilities in Excess of Other Assets — (2.5)%	(2,482,108)
	Net Assets — 100.0%	$97,443,916
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $2,074,400.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.

Touchstone Sands Capital International Growth Equity Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $6,833,103 or 7.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Netherlands	$9,836,554	$2,031,962	$—	$11,868,516
Switzerland	1,769,016	9,702,409	—	11,471,425
Taiwan	11,063,864	—	—	11,063,864
Japan	—	8,545,618	—	8,545,618
United States	7,590,058	—	—	7,590,058
India	1,125,967	6,170,583	—	7,296,550
Brazil	6,672,712	—	—	6,672,712
Canada	6,263,708	—	—	6,263,708
South Korea	—	5,787,803	—	5,787,803
Sweden	—	4,485,301	—	4,485,301
Germany	1,543,815	2,576,294	—	4,120,109
Italy	3,666,011	—	—	3,666,011
Singapore	3,109,300	—	—	3,109,300
United Kingdom	—	1,881,419	—	1,881,419
France	—	1,769,560	—	1,769,560
Australia	—	1,047,578	—	1,047,578
Short-Term Investment Funds	3,286,492	—	—	3,286,492
Total	$55,927,497	$43,998,527	$—	$99,926,024
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 94.3%
	Information Technology — 49.7%
61,570	Advanced Micro Devices, Inc.*	$ 35,766,629
66,334	AppLovin Corp. - Class A*	34,177,267
106,906	Broadcom, Inc.	40,383,741
148,241	Cloudflare, Inc. - Class A*	36,360,552
206,036	Datadog, Inc. - Class A*	53,643,533
124,411	Lam Research Corp.	53,911,019
112,541	Micron Technology, Inc.	129,904,951
200,821	Microsoft Corp.	74,910,249
985,538	NVIDIA Corp.	197,196,298
915,427	Samsara, Inc. - Class A*	29,687,298
51,541	Sandisk Corp.*	117,190,318
165,198	Seagate Technology Holdings PLC	159,416,070
542,262	Shopify, Inc. (Canada) - Class A*	61,915,475
154,742	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	73,900,137
		1,098,363,537
	Communication Services — 16.6%
353,034	Alphabet, Inc. - Class A	126,163,761
154,749	Meta Platforms, Inc. - Class A	87,168,564
188,058	Space Exploration Technologies Corp. - Class A*	32,131,590
244,501	Sphere Entertainment Co.*†	42,306,008
174,533	Spotify Technology SA*	80,133,336
		367,903,259
	Industrials — 12.9%
40,113	Axon Enterprise, Inc.*	22,487,749
255,604	Bloom Energy Corp. - Class A*	77,371,331
148,771	Carpenter Technology Corp.	91,767,904
130,705	Quanta Services, Inc.	94,112,828
		285,739,812
	Financials — 7.2%
1,056,466	Block, Inc.*	80,291,416
275,555	Intercontinental Exchange, Inc.	33,923,576
128,143	Visa, Inc. - Class A	43,964,582
		158,179,574
	Consumer Discretionary — 7.0%
273,077	Amazon.com, Inc.*	65,085,172
862,889	Carvana Co.*	56,795,354
330,675	Sea Ltd. (Singapore) ADR*	31,688,585
		153,569,111
Shares		Market Value
	Common Stocks — 94.3% (Continued)
	Health Care — 0.9%
611,950	Ultragenyx Pharmaceutical, Inc.*	$ 20,433,011
	Total Common Stocks	$2,084,188,304
	Short-Term Investment Funds — 5.8%
128,611,619	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	128,611,619
314,160	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	314,160
	Total Short-Term Investment Funds	$128,925,779
	Total Investment Securities—100.1% (Cost $1,486,106,249)	$2,213,114,083
	Liabilities in Excess of Other Assets — (0.1%)	(1,351,412)
	Net Assets — 100.0%	$2,211,762,671
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $308,859.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,084,188,304	$—	$—	$2,084,188,304
Short-Term Investment Funds	128,925,779	—	—	128,925,779
Total	$2,213,114,083	$—	$—	$2,213,114,083
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 96.3%
	Industrials — 25.2%
46,404	Armstrong World Industries, Inc.	$ 7,444,130
107,248	Atkore, Inc.	8,155,138
60,823	Casella Waste Systems, Inc. - Class A*	5,898,006
362,615	Gates Industrial Corp. PLC*	10,142,342
55,919	Landstar System, Inc.	11,564,608
235,986	Marten Transport Ltd.	4,094,357
49,324	Matson, Inc.	9,481,553
26,124	UniFirst Corp.	6,908,753
		63,688,887
	Information Technology — 16.9%
215,433	ACI Worldwide, Inc.*	10,834,125
971,836	CCC Intelligent Solutions Holdings, Inc.*	5,014,674
141,487	CTS Corp.	9,223,537
72,069	ePlus, Inc.	5,998,303
39,832	Qualys, Inc.*	5,476,502
216,881	Vontier Corp.	6,289,549
		42,836,690
	Financials — 16.5%
216,789	Atlantic Union Bankshares Corp.	9,172,342
38,414	Hanover Insurance Group, Inc. (The)	8,225,206
171,342	Moelis & Co. - Class A	11,209,194
6,365	White Mountains Insurance Group Ltd.	13,197,127
		41,803,869
	Consumer Discretionary — 12.6%
107,163	Acushnet Holdings Corp.	12,702,030
6,282	Graham Holdings Co. - Class B	7,170,400
10,700	Murphy USA, Inc.	5,765,909
269,619	Revolve Group, Inc.*	6,171,579
		31,809,918
	Consumer Staples — 7.7%
50,306	Interparfums, Inc.	5,627,229
37,265	Marzetti Company (The)	4,254,172
49,534	PriceSmart, Inc.	9,675,972
		19,557,373
	Real Estate — 6.9%
260,751	Essential Properties Realty Trust, Inc. REIT	7,783,418
67,687	First Industrial Realty Trust, Inc. REIT	4,149,890
46,573	McGrath RentCorp	5,636,730
		17,570,038
Shares		Market Value
	Common Stocks — 96.3% (Continued)
	Materials — 6.7%
46,362	Hawkins, Inc.	$ 6,588,040
12,373	NewMarket Corp.	9,790,013
71,069	Tredegar Corp.*	565,709
		16,943,762
	Health Care — 3.8%
115,406	Enovis Corp.*	2,388,904
95,082	Haemonetics Corp.*	7,131,150
		9,520,054
	Total Common Stocks	$243,730,591
	Short-Term Investment Fund — 3.7%
9,310,479	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	9,310,479
	Total Investment Securities—100.0% (Cost $195,411,098)	$253,041,070
	Other Assets in Excess of Liabilities — 0.0%	56,474
	Net Assets — 100.0%	$253,097,544
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$243,730,591	$—	$—	$243,730,591
Short-Term Investment Fund	9,310,479	—	—	9,310,479
Total	$253,041,070	$—	$—	$253,041,070
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 97.4%
	Financials — 25.7%
103,899	Associated Banc-Corp.	$ 3,196,972
157,569	Chimera Investment Corp. REIT†	2,101,970
10,346	City Holding Co.	1,372,293
126,385	Columbia Banking System, Inc.	4,050,639
51,571	FB Financial Corp.	2,854,455
26,969	First American Financial Corp.	1,849,804
90,655	First Interstate BancSystem, Inc. - Class A	3,495,657
13,200	Hanover Insurance Group, Inc. (The)	2,826,384
38,204	Independent Bank Corp.	3,198,439
81,262	MGIC Investment Corp.	2,291,588
74,529	National Bank Holdings Corp. - Class A	3,311,324
35,721	NMI Holdings, Inc. - Class A*	1,467,776
129,995	Old National Bancorp	3,366,871
30,222	Prosperity Bancshares, Inc.	2,207,113
116,085	Simmons First National Corp. - Class A	2,629,325
103,738	Starwood Property Trust, Inc. REIT	1,699,228
47,187	Univest Financial Corp.	2,064,431
266,812	Valley National Bancorp	3,908,796
41,502	Voya Financial, Inc.	3,757,176
19,862	Westamerica BanCorp	1,165,304
24,345	Wintrust Financial Corp.	3,912,728
		56,728,273
	Industrials — 21.0%
5,960	CACI International, Inc. - Class A*	2,761,030
10,994	Clean Harbors, Inc.*	3,284,457
34,992	Enerpac Tool Group Corp.	1,254,813
15,505	Enpro, Inc.	5,844,300
42,464	ExlService Holdings, Inc.*	1,098,119
156,048	Gates Industrial Corp. PLC*	4,364,663
30,634	Helios Technologies, Inc.	2,734,085
29,158	Hexcel Corp.	2,917,549
23,803	Huron Consulting Group, Inc.*	2,146,078
15,291	ITT, Inc.	3,023,948
42,650	Korn Ferry	2,839,637
16,438	Regal Rexnord Corp.	3,915,367
15,389	Standex International Corp.	5,504,184
8,237	Valmont Industries, Inc.	4,757,691
		46,445,921
	Information Technology — 12.9%
22,584	Belden, Inc.	2,708,047
77,271	Cohu, Inc.*	5,711,100
243,882	Harmonic, Inc.*	3,982,593
30,634	Rogers Corp.*	5,015,705
17,666	Silicon Laboratories, Inc.*	3,861,081
148,328	Viavi Solutions, Inc.*	7,082,662
		28,361,188
	Consumer Discretionary — 8.4%
15,256	Cheesecake Factory, Inc. (The)†	1,213,462
21,473	Dorman Products, Inc.*	2,929,991
61,126	Gentex Corp.	1,544,654
7,784	Group 1 Automotive, Inc.	2,266,467
11,973	Installed Building Products, Inc.	2,751,874
3,007	Murphy USA, Inc.	1,620,382
42,241	Steven Madden Ltd.	1,778,346
18,724	Urban Outfitters, Inc.*	1,326,783
47,392	Valvoline, Inc.*	1,873,880
26,284	YETI Holdings, Inc.*	1,302,635
		18,608,474
Shares		Market Value
	Common Stocks — 97.4% (Continued)
	Real Estate — 7.1%
36,478	Agree Realty Corp. REIT	$ 2,762,844
82,978	COPT Defense Properties REIT	3,019,570
51,261	CTO Realty Growth, Inc. REIT	1,102,624
56,437	National Storage Affiliates Trust REIT	2,509,753
250,837	Newmark Group, Inc. - Class A	3,790,147
63,002	STAG Industrial, Inc. REIT	2,397,856
		15,582,794
	Health Care — 6.3%
17,328	Addus HomeCare Corp.*	1,740,944
30,510	Encompass Health Corp.	3,083,951
42,739	Envista Holdings Corp.*	1,126,173
24,060	Globus Medical, Inc. - Class A*	1,900,980
51,003	Integra LifeSciences Holdings Corp.*	916,014
103,204	Option Care Health, Inc.*	2,164,188
64,158	Prestige Consumer Healthcare, Inc.*	3,032,749
		13,964,999
	Materials — 5.0%
65,242	Axalta Coating Systems Ltd.*	2,232,581
32,252	Cabot Corp.	2,929,127
23,767	Ingevity Corp.*	1,774,682
18,334	Innospec, Inc.	1,492,204
76,503	O-I Glass, Inc.*	736,724
38,995	Silgan Holdings, Inc.	1,808,978
		10,974,296
	Energy — 4.9%
55,689	Cactus, Inc. - Class A	2,852,947
179,909	Expro Group Holdings NV*	2,657,256
201,498	Permian Resources Corp. - Class A	3,709,578
63,917	SM Energy Co.	1,668,234
		10,888,015
	Utilities — 3.8%
19,809	Black Hills Corp.	1,473,790
23,368	IDACORP, Inc.	3,535,578
33,391	Portland General Electric Co.	1,730,656
20,236	Spire, Inc.	1,580,229
		8,320,253
	Consumer Staples — 2.3%
12,525	Ingredion, Inc.	1,186,243
7,908	Marzetti Company (The)	902,777
9,830	MGP Ingredients, Inc.	172,221
25,306	Performance Food Group Co.*	2,828,958
		5,090,199
	Total Common Stocks	$214,964,412
	Exchange-Traded Fund — 0.5%
4,964	iShares Russell 2000 Value ETF†	1,098,037

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 4.0%
4,592,697	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	$ 4,592,697
4,333,280	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	4,333,280
	Total Short-Term Investment Funds	$8,925,977
	Total Investment Securities—101.9% (Cost $169,300,615)	$224,988,426
	Liabilities in Excess of Other Assets — (1.9%)	(4,280,489)
	Net Assets — 100.0%	$220,707,937
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $4,192,596.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$214,964,412	$—	$—	$214,964,412
Exchange-Traded Fund	1,098,037	—	—	1,098,037
Short-Term Investment Funds	8,925,977	—	—	8,925,977
Total	$224,988,426	$—	$—	$224,988,426
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2026 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 40.2%
$ 6,255,000	Affirm Asset Securitization Trust, Ser 2025-X2, Class B, 144a, 4.560%, 10/15/30	$ 6,252,693
1,410,000	Affirm Asset Securitization Trust, Ser 2026-X1, Class B, 144a, 4.590%, 4/15/31	1,407,563
11,990,000	Affirm Master Trust, Ser 2025-2A, Class B, 144a, 5.060%, 7/15/33	12,006,197
2,087,855	American Credit Acceptance Receivables Trust, Ser 2022-4, Class D, 144a, 8.000%, 2/15/29	2,090,753
3,568,901	American Credit Acceptance Receivables Trust, Ser 2023-1, Class D, 144a, 6.350%, 4/12/29	3,587,986
10,000,000	American Credit Acceptance Receivables Trust, Ser 2023-4, Class D, 144a, 7.650%, 9/12/30	10,204,367
11,450,000	American Credit Acceptance Receivables Trust, Ser 2024-1, Class D, 144a, 5.860%, 5/13/30	11,546,885
6,753,519	American Credit Acceptance Receivables Trust, Ser 2024-3, Class C, 144a, 5.730%, 7/12/30	6,785,728
778,070	American Credit Acceptance Receivables Trust, Ser 2025-2, Class A, 144a, 4.810%, 9/12/28	778,589
4,400,000	American Credit Acceptance Receivables Trust, Ser 2025-3, Class C, 144a, 4.950%, 7/12/32	4,400,694
2,435,184	Americredit Automobile Receivables Trust, Ser 2022-1, Class C, 2.980%, 9/20/27	2,431,079
6,670,000	AmeriCredit Automobile Receivables Trust, Ser 2026-1, Class A3, 144a, 4.150%, 11/18/32	6,632,220
11,154,488	Arbys Funding LLC, Ser 2020-1A, Class A2, 144a, 3.237%, 7/30/50	10,912,132
1,049,611	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (TSFR1M + 0.654%), 2.867%, 3/25/36(A)	1,038,965
7,100,000	Audax Senior Debt CLO 4 LLC (Cayman Islands), Ser 2020-4A, Class ARR, 144a, (TSFR3M + 1.500%), 5.131%, 4/20/35(A)	7,103,451
7,200,000	Audax Senior Debt CLO 7 LLC, Ser 2023-7A, Class AR2, 144a, (TSFR3M + 1.600%), 5.246%, 4/20/35(A)	7,217,302
4,343,283	BCRED BSL Static CLO Ltd. (Cayman Islands), Ser 2025-1A, Class AR, 144a, (TSFR3M + 1.250%), 4.917%, 7/24/35(A)	4,345,485
9,845,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Class C, 5.150%, 12/17/29	9,886,105
6,234,610	Carlyle US CLO Ltd. (Cayman Islands), Ser 2019-1A, Class A1A2, 144a, (TSFR3M + 0.950%), 4.625%, 4/20/31(A)	6,237,976
4,750,000	CoreVest American Finance Trust, Ser 2021-3, Class B, 144a, 2.494%, 10/15/54	4,710,228
3,406,606	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class C, 144a, 7.710%, 7/15/33	3,430,139
6,826,000	Credit Acceptance Auto Loan Trust, Ser 2024-3A, Class A, 144a, 4.680%, 9/15/34	6,835,622
7,490,000	Credit Acceptance Auto Loan Trust, Ser 2025-2A, Class A, 144a, 4.500%, 11/15/35	7,455,672
2,782,217	Drive Auto Receivables Trust, Ser 2025-2, Class A2, 4.290%, 10/16/28	2,782,665
3,058,536	Dryden 53 CLO Ltd. (Cayman Islands), Ser 2017-53A, Class AR, 144a, (TSFR3M + 1.000%), 4.673%, 1/15/31(A)	3,059,123
3,652,508	Dryden 80 CLO Ltd. (Cayman Islands), Ser 2019-80A, Class ARR, 144a, (TSFR3M + 0.950%), 4.630%, 1/17/33(A)	3,649,695
681,353	DT Auto Owner Trust, Ser 2022-1A, Class D, 144a, 3.400%, 12/15/27	681,141
3,202,263	DT Auto Owner Trust, Ser 2023-1A, Class D, 144a, 6.440%, 11/15/28	3,228,060
Principal Amount		Market Value
	Asset-Backed Securities — 40.2% (Continued)
$ 3,737,250	Elmwood CLO X Ltd. (Cayman Islands), Ser 2021-3A, Class X, 144a, (TSFR3M + 0.950%), 4.625%, 7/20/38(A)	$ 3,737,157
164,882	Exeter Automobile Receivables Trust, Ser 2022-1A, Class D, 3.020%, 6/15/28	164,674
3,294,686	Exeter Automobile Receivables Trust, Ser 2022-5A, Class D, 7.400%, 2/15/29	3,330,517
776,946	Exeter Automobile Receivables Trust, Ser 2023-4A, Class C, 6.510%, 8/15/28	778,168
660,318	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	623,848
71,595	FNMA REMIC, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	71,980
1,196,737	Fortress Credit Opportunities XXIX CLO Ltd. (Cayman Islands), Ser 2025-29A, Class A1, 144a, (TSFR3M + 1.250%), 4.925%, 4/20/33(A)	1,196,875
6,355,398	Fortress Credit Opportunities XXXV CLO Ltd. (Cayman Islands), Ser 2025-35A, Class A1, 144a, (TSFR3M + 1.400%), 5.075%, 7/20/33(A)	6,356,999
7,240,000	GLS Auto Receivables Issuer Trust, Ser 2021-4A, Class E, 144a, 4.430%, 10/16/28	7,223,026
1,397,038	GLS Auto Receivables Issuer Trust, Ser 2022-2A, Class D, 144a, 6.150%, 4/17/28	1,402,517
3,520,732	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	3,542,747
3,310,000	GLS Auto Receivables Issuer Trust, Ser 2023-2A, Class D, 144a, 6.310%, 3/15/29	3,344,149
9,625,000	GLS Auto Receivables Issuer Trust, Ser 2024-1A, Class C, 144a, 5.640%, 12/17/29	9,679,809
761,000	GLS Auto Receivables Issuer Trust, Ser 2024-3A, Class C, 144a, 5.210%, 2/18/31	766,635
5,955,000	GLS Auto Receivables Issuer Trust, Ser 2025-3A, Class C, 144a, 4.690%, 5/15/31	5,936,509
2,000,000	GLS Auto Receivables Issuer Trust, Ser 2026-1A, Class A2, 144a, 4.040%, 11/15/28	1,997,967
1,903,831	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	1,915,906
3,800,000	Golub Capital Partners CLO 61M, Ser 2022-61A, Class A1B, 144a, 4.550%, 7/25/35	3,766,454
7,730,450	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	7,706,557
5,435,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	5,460,976
5,304,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2023-1, Class A4, 144a, 5.060%, 3/15/30	5,334,746
5,850,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2024-1, Class A4, 144a, 5.080%, 12/16/30	5,899,674
7,650,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2024-2, Class A3, 144a, 5.000%, 9/15/28	7,696,541
8,268,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2024-2, Class A4, 144a, 5.020%, 5/15/31	8,337,682
6,444,000	Greywolf CLO IV Ltd. (Cayman Islands), Ser 2019-1A, Class A1R2, 144a, (TSFR3M + 1.240%), 4.920%, 4/17/34(A)	6,450,102
514,137	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	508,362
642,671	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	639,586

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 40.2% (Continued)
$ 3,355,827	HPEFS Equipment Trust, Ser 2023-2A, Class D, 144a, 6.970%, 7/21/31	$ 3,369,856
362,503	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	353,618
9,961,500	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	9,927,971
9,120,000	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	9,048,235
787,050	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	787,835
1,626,615	Madison Park Funding XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR4, 144a, (TSFR3M + 0.960%), 4.624%, 10/22/30(A)	1,626,169
1,349,250	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 4.573%, 1/15/38(A)	1,349,265
1,418,724	MVW LLC, Ser 2020-1A, Class A, 144a, 1.740%, 10/20/37	1,414,000
1,402,875	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	1,404,941
7,772,901	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class B, 144a, 5.070%, 6/14/29	7,781,785
13,460,000	OneMain Financial Issuance Trust, Ser 2019-2A, Class A, 144a, 3.140%, 10/14/36	13,287,974
3,332,811	OneMain Financial Issuance Trust, Ser 2021-1A, Class A1, 144a, 1.550%, 6/16/36	3,270,061
9,002,193	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2024-1A, Class A1R, 144a, (TSFR3M + 0.820%), 4.493%, 10/15/32(A)	8,995,441
9,409,670	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class A1, 144a, (TSFR3M + 0.940%), 4.613%, 7/15/33(A)	9,404,965
3,597,801	Post Road Equipment Finance LLC, Ser 2025-1A, Class A2, 144a, 4.900%, 5/15/31	3,611,022
274,235	Prestige Auto Receivables Trust, Ser 2025-1A, Class A2, 144a, 4.870%, 12/15/27	274,288
7,345,000	Progress Residential Trust, Ser 2022-SFR3, Class B, 144a, 3.600%, 4/17/39	7,254,923
10,515,730	RCKT Mortgage Trust, Ser 2024-CES8, Class A1A, 144a, 5.490%, 11/25/44(A)(B)	10,536,988
1,716,000	Regatta XX Funding Ltd. (Cayman Islands), Ser 2021-2A, Class X, 144a, (TSFR3M + 0.970%), 4.643%, 1/15/38(A)	1,715,993
7,079,526	Santander Drive Auto Receivables Trust, Ser 2022-4, Class C, 5.000%, 11/15/29	7,093,668
19,220,000	Santander Drive Auto Receivables Trust, Ser 2025-4, Class A3, 4.170%, 4/15/30	19,190,292
1,013,202	SCF Equipment Leasing LLC, Ser 2025-1A, Class A2, 144a, 4.820%, 7/22/30	1,013,267
940,384	Sierra Timeshare Receivables Funding LLC, Ser 2024-3A, Class B, 144a, 4.980%, 8/20/41	938,040
766,227	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 4.763%, 10/25/48(A)	766,582
3,636,922	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	3,646,275
1,000,000	Westlake Automobile Receivables Trust, Ser 2023-3A, Class D, 144a, 6.470%, 3/15/29	1,012,317
14,625,000	Westlake Automobile Receivables Trust, Ser 2025-2A, Class C, 144a, 4.850%, 1/15/31	14,644,279
5,396,434	Woodmont LP (Cayman Islands), Ser 2025-14A, Class A1, 144a, (TSFR3M + 1.250%), 4.925%, 1/20/34(A)	5,399,278
	Total Asset-Backed Securities	$403,688,006
Principal Amount		Market Value
	Corporate Bonds — 26.8%
	Financials — 7.0%
$ 9,443,000	Barclays PLC (United Kingdom), 5.674%, 3/12/28	$ 9,520,036
3,950,000	Citibank NA, (SOFR + 0.708%), 4.335%, 8/6/26(A)	3,950,237
7,955,000	Citizens Financial Group, Inc., 2.850%, 7/27/26	7,946,660
6,730,000	Fifth Third Bank NA, (SOFR + 0.810%), 4.440%, 1/28/28(A)	6,734,864
2,038,000	Fifth Third Financial Corp., 3.800%, 7/22/26	2,037,379
1,750,000	Huntington National Bank (The), 4.871%, 4/12/28	1,753,818
6,298,000	Jackson National Life Global Funding, 144a, 4.900%, 1/13/27	6,309,510
1,325,000	JPMorgan Chase & Co., 4.125%, 12/15/26	1,324,811
2,982,000	JPMorgan Chase & Co., Ser B, (TSFR3M + 0.762%), 4.425%, 2/1/27(A)	2,968,289
1,450,000	Nomura Holdings, Inc. (Japan), 2.329%, 1/22/27	1,433,666
10,300,000	Ontario Teachers' Cadillac Fairview Properties Trust (Canada), 144a, 3.875%, 3/20/27	10,256,497
3,000,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.492%, 6/1/28(A)	2,964,435
2,000,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	1,978,473
11,050,000	Truist Financial Corp., (TSFR3M + 0.912%), 4.576%, 3/15/28(A)	10,925,815
		70,104,490
	Consumer Discretionary — 5.4%
8,808,000	Daimler Truck Finance North America LLC (Germany), 144a, 4.300%, 8/12/27	8,791,088
3,495,000	Daimler Truck Finance North America LLC (Germany), 144a, 5.125%, 9/25/27	3,519,770
11,350,000	General Motors Financial Co., Inc., 4.350%, 1/17/27	11,339,072
5,350,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	5,372,094
3,624,000	Hyundai Capital America, 144a, 5.300%, 3/19/27	3,646,045
4,780,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 4.260%, 7/31/26(A)	4,781,625
8,255,000	Mercedes-Benz Finance North America LLC (Germany), 144a, 4.800%, 1/11/27	8,278,442
2,853,000	Volkswagen Group of America Finance LLC (Germany), 144a, 3.200%, 9/26/26	2,843,488
3,615,000	Volkswagen Group of America Finance LLC (Germany), 144a, 4.850%, 8/15/27	3,623,029
2,405,000	Volkswagen Group of America Finance LLC (Germany), 144a, 5.700%, 9/12/26	2,410,563
		54,605,216
	Industrials — 4.6%
2,671,000	Amrize Finance US LLC, 4.600%, 4/7/27	2,674,401
17,081,000	Berry Global, Inc., 1.650%, 1/15/27	16,824,237
4,622,836	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	4,546,714
1,000,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	998,897
5,882,000	CNH Industrial Capital LLC, 4.500%, 10/8/27	5,878,977
4,250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	4,271,331
9,156,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 3.400%, 11/15/26	9,119,154
2,224,000	Ryder System, Inc., MTN, 1.750%, 9/1/26	2,213,739
		46,527,450
	Real Estate — 3.2%
4,580,000	American Tower Corp. REIT, 3.125%, 1/15/27	4,546,635
3,578,000	Boston Properties LP REIT, 2.750%, 10/1/26	3,566,349
2,118,000	Crown Castle, Inc. REIT, 1.050%, 7/15/26	2,115,313
2,913,000	Crown Castle, Inc. REIT, 4.000%, 3/1/27	2,905,292
2,515,000	DOC DR LLC REIT, 4.300%, 3/15/27	2,512,059

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 26.8% (Continued)
	Real Estate — 3.2% (Continued)
$ 5,500,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 4.333%, 4/16/27(A)	$ 5,511,957
3,293,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.250%, 12/1/26	3,286,689
1,860,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.500%, 9/1/26	1,858,874
6,192,000	WEA Finance LLC REIT (France), 144a, 2.875%, 1/15/27	6,132,569
		32,435,737
	Energy — 1.9%
7,965,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	7,953,598
3,263,000	Continental Resources, Inc., 144a, 2.268%, 11/15/26	3,233,244
4,235,000	ONEOK, Inc., 4.000%, 7/13/27	4,213,809
3,930,000	ONEOK, Inc., 5.550%, 11/1/26	3,942,731
		19,343,382
	Utilities — 1.7%
9,520,000	DTE Energy Co., 4.950%, 7/1/27	9,567,994
5,012,000	KeySpan Gas East Corp., 144a, 2.742%, 8/15/26	5,001,195
2,000,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	2,001,334
		16,570,523
	Materials — 1.4%
3,440,000	Bayport Polymers LLC, 144a, 4.743%, 4/14/27	3,435,524
7,768,000	Nutrien Ltd. (Canada), 4.000%, 12/15/26	7,758,669
2,900,000	Yara International ASA (Brazil), 144a, 4.750%, 6/1/28	2,894,517
		14,088,710
	Health Care — 1.2%
4,000,000	Elevance Health, Inc., 4.500%, 10/30/26	4,005,117
2,353,000	HCA, Inc., 4.500%, 2/15/27	2,352,010
5,045,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.134%, 7/15/26(A)	5,045,505
		11,402,632
	Information Technology — 0.3%
3,177,000	Autodesk, Inc., 3.500%, 6/15/27	3,145,117
	Consumer Staples — 0.1%
1,300,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 7/26/26	1,298,963
	Total Corporate Bonds	$269,522,220
	Commercial Mortgage-Backed Securities — 17.8%
4,335,148	1166 Avenue of the Americas Commercial Mortgage Trust II, Ser 2005-C6A, Class A2, 144a, 5.690%, 10/13/37	4,364,721
4,250,000	245 Park Avenue Trust, Ser 2017-245P, Class A, 144a, 3.508%, 6/5/37	4,197,976
10,535,000	BANK, Ser 2017-BNK5, Class AS, 3.624%, 6/15/60	10,349,592
14,788,913	BANK, Ser 2017-BNK6, Class AS, 3.741%, 7/15/60(A)(B)	14,545,190
13,710,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2017-BNK3, Class AS, 3.748%, 2/15/50	13,578,303
5,200,000	BPR Trust, Ser 2023-BRK2, Class B, 144a, 7.889%, 10/5/38(A)(B)	5,336,895
5,495,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class B, 144a, (TSFR1M + 1.092%), 4.717%, 10/15/36(A)	5,495,000
7,496,300	BX Commercial Mortgage Trust, Ser 2021-21M, Class C, 144a, (TSFR1M + 1.291%), 4.916%, 10/15/36(A)	7,496,300
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 17.8% (Continued)
$ 3,654,863	BX Commercial Mortgage Trust, Ser 2021-ACNT, Class A, 144a, (TSFR1M + 0.964%), 4.589%, 11/15/38(A)	$ 3,654,863
1,000,000	BX Trust, Ser 2022-LBA6, Class B, 144a, (TSFR1M + 1.300%), 4.925%, 1/15/39(A)	999,688
6,699,273	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (TSFR1M + 1.514%), 5.151%, 2/15/38(A)	6,695,952
4,958,491	BXP Trust, Ser 2017-CQHP, Class A, 144a, (TSFR1M + 0.897%), 4.523%, 11/15/34(A)	4,806,553
7,300,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class B, 4.147%, 5/10/58	7,255,981
3,616,992	CSAIL Commercial Mortgage Trust, Ser 2016-C7, Class A5, 3.502%, 11/15/49	3,605,345
560,699	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	501,661
8,580,000	GS Mortgage Securities Corp. Trust, Ser 2025-800D, Class A, 144a, (TSFR1M + 2.650%), 6.287%, 11/25/41(A)	8,553,323
5,000,000	Hilton USA Trust, Ser 2016-HHV, Class A, 144a, 3.719%, 11/5/38	4,982,807
2,150,000	Hilton USA Trust, Ser 2016-HHV, Class B, 144a, 4.333%, 11/5/38(A)(B)	2,145,586
10,000,000	Hilton USA Trust, Ser 2016-HHV, Class C, 144a, 4.333%, 11/5/38(A)(B)	9,973,416
2,500,000	HONO Mortgage Trust, Ser 2021-LULU, Class A, 144a, (TSFR1M +1.264%), 4.890%, 10/15/36(A)	2,475,000
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	994,646
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,059,500
6,148,663	KIND Trust, Ser 2021-KIND, Class A, 144a, (TSFR1M + 1.064%), 4.690%, 8/15/38(A)	6,138,944
4,394,172	MF1 LLC, Ser 2022-FL9, Class A, 144a, (TSFR1M + 2.150%), 5.789%, 6/19/37(A)	4,399,997
1,519,446	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Class A5, 2.860%, 9/15/49	1,514,894
8,406,728	Morgan Stanley Capital I Trust, Ser 2016-BNK2, Class A4, 3.049%, 11/15/49	8,293,724
14,285,000	Morgan Stanley Capital I Trust, Ser 2017-H1, Class AS, 3.773%, 6/15/50	14,065,794
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (TSFR1M + 0.897%), 4.523%, 8/15/33(A)	4,605,132
3,260,000	SREIT Trust, Ser 2021-MFP2, Class A, 144a, (TSFR1M + 0.936%), 4.561%, 11/15/36(A)	3,259,009
13,330,000	VEGAS Trust, Ser 2024-TI, Class A, 144a, 5.518%, 11/10/39	13,315,222
	Total Commercial Mortgage-Backed Securities	$178,661,014
	Non-Agency Collateralized Mortgage Obligations — 8.2%
10,247,295	Arroyo Mortgage Trust, Ser 2022-1, Class A1A, 144a, 3.495%, 12/25/56(A)(B)	9,948,703
302,377	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 5.910%, 4/25/33(A)(B)††	304,975
78,906	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	64,735
3,032,516	Cascade Funding Mortgage Trust, Ser 2025-HB16, Class A, 144a, 3.000%, 3/25/35(A)(B)	3,001,349
3,622,148	CIM Trust, Ser 2019-R5, Class A1, 144a, 2.680%, 9/25/59(A)(B)	3,574,194

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 8.2% (Continued)
$ 2,980,991	COLT Mortgage Loan Trust, Ser 2023-1, Class A1, 144a, 6.048%, 4/25/68(A)(B)	$ 2,972,077
98	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	98
4,543,319	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	4,459,894
6,925,140	Finance of America HECM Buyout, Ser 2025-HB1, Class A, 144a, 4.500%, 11/25/35(A)(B)	6,847,657
711,550	GCAT Trust, Ser 2024-NQM1, Class A1, 144a, 6.007%, 1/25/59(A)(B)	712,563
932,990	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 5.555%, 10/25/33(A)(B)	936,143
39,203	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.219%, 6/25/36(A)(B)	27,006
1,302,435	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 5.122%, 10/25/49(A)(B)	1,279,982
10,744	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 5.830%, 12/25/34(A)(B)	10,594
8,908	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 6.182%, 12/25/32(A)	8,953
193,342	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	192,761
7,225,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class M2, 144a, 3.250%, 7/25/59(A)(B)	7,076,983
1,206,838	Mill City Mortgage Loan Trust, Ser 2019-1, Class A1, 144a, 3.250%, 10/25/69(A)(B)	1,182,965
1,587,394	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.749%, 6/25/56(A)(B)	1,576,438
3,495,923	Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM1, Class A1, 144a, 6.152%, 12/25/68(A)(B)	3,503,622
3,449,140	New Residential Mortgage Loan Trust, Ser 2024-NQM1, Class A1, 144a, 6.129%, 3/25/64(A)(B)	3,458,708
3,309,783	OBX Trust, Ser 2024-NQM12, Class A1, 144a, 5.475%, 7/25/64(A)(B)	3,311,608
4,306,363	OBX Trust, Ser 2024-NQM15, Class A1, 144a, 5.316%, 10/25/64(A)(B)	4,303,456
3,671,939	OBX Trust, Ser 2024-NQM3, Class A1, 144a, 6.129%, 12/25/63(A)(B)	3,681,599
173,256	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.200%, 2/25/37(A)(B)	150,517
5,350,748	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	5,176,653
617,827	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.507%, 6/25/43(A)(B)	604,379
734,909	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	686,404
6,208,948	Sequoia Mortgage Trust, Ser 2024-INV1, Class A6, 144a, 5.500%, 10/25/54(A)(B)	6,202,835
1,377,850	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	1,359,395
836,699	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.625%, 11/25/60(A)(B)	831,370
1,005,434	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	1,000,457
1,592,075	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	1,586,685
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 8.2% (Continued)
$ 1,237,083	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	$ 1,223,938
1,598,892	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	1,566,077
	Total Non-Agency Collateralized Mortgage Obligations	$82,825,773
	U.S. Treasury Obligations — 1.6%
15,870,000	U.S. Treasury Note, 3.375%, 2/29/28	15,675,345
	Commercial Paper — 0.5%
5,000,000	Alexandria Real Estate Equities, Inc., 144a, 4.186%, 7/6/26(C)	4,996,776
	Municipal Bonds — 0.3%
	Other Territory — 0.3%
1,000,000	Taxable Municipal Funding Trust, Rev., Floaters Ser BTMFT 2024 10, (LOC - Barclays Bank PLC), 144a, 3.950%, 6/30/28(A)(B)	1,000,000
1,524,000	Taxable Municipal Funding Trust, Rev., Txbl Floaters Ser BTMFT 2021, (LOC - Barclays Bank PLC), 144a, 3.950%, 12/15/27(A)(B)	1,524,000
800,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 3.950%, 9/1/30(A)(B)	800,000
		3,324,000
	U.S. Government Mortgage-Backed Obligations — 0.2%
55,429	FHLMC, Pool #1B7189, (RFUCCT1Y + 2.470%), 6.783%, 3/1/36(A)	57,421
31,478	FHLMC, Pool #1H1354, (1 Year CMT Rate + 2.250%), 6.343%, 11/1/36(A)	32,374
5,857	FHLMC, Pool #1J1813, (RFUCCT1Y + 1.925%), 6.675%, 8/1/37(A)	6,093
67,072	FHLMC, Pool #1L0147, (1 Year CMT Rate + 2.290%), 6.290%, 7/1/35(A)	68,836
23,334	FHLMC, Pool #1Q0080, (RFUCCT1Y + 1.654%), 6.118%, 1/1/36(A)	24,009
49,634	FHLMC, Pool #1Q0119, (RFUCCT1Y + 1.870%), 6.600%, 9/1/36(A)	51,219
41,883	FHLMC, Pool #1Q0187, (RFUCCT1Y + 1.758%), 6.375%, 12/1/36(A)	43,068
20,221	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.908%), 6.160%, 4/1/37(A)	20,699
33,185	FHLMC, Pool #1Q1303, (1 Year CMT Rate + 2.250%), 6.182%, 11/1/36(A)	34,039
61,308	FHLMC, Pool #781515, (1 Year CMT Rate + 2.250%), 5.750%, 4/1/34(A)	62,676
25,855	FHLMC, Pool #782760, (1 Year CMT Rate + 2.250%), 6.293%, 11/1/36(A)	26,761
20,128	FHLMC, Pool #847795, (1 Year CMT Rate + 2.319%), 6.121%, 4/1/35(A)	20,496
73,686	FHLMC, Pool #848539, (1 Year CMT Rate + 2.340%), 6.143%, 4/1/37(A)	75,574
160,314	FHLMC, Pool #848583, (1 Year CMT Rate + 2.258%), 5.856%, 1/1/36(A)	165,719
2,638	FHLMC, Pool #A92646, 5.500%, 6/1/40	2,709
3,715	FHLMC, Pool #C03505, 5.500%, 6/1/40	3,816
8,624	FHLMC, Pool #G01840, 5.000%, 7/1/35	8,656
24,636	FNMA, Pool #254868, 5.000%, 9/1/33	24,695
4,075	FNMA, Pool #256852, 6.000%, 8/1/27	4,170
1,503	FNMA, Pool #323832, 7.500%, 7/1/29	1,530
2,073	FNMA, Pool #665773, 7.500%, 6/1/31	2,073

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.2% (Continued)
$ 26,912	FNMA, Pool #679742, (1 Year CMT Rate + 2.480%), 6.561%, 1/1/40(A)	$ 27,328
31,284	FNMA, Pool #725424, 5.500%, 4/1/34	31,634
129,000	FNMA, Pool #725490, (RFUCCT1Y + 1.596%), 5.752%, 4/1/34(A)	130,984
5,084	FNMA, Pool #735484, 5.000%, 5/1/35	5,078
31,454	FNMA, Pool #813170, (RFUCCT1Y + 1.575%), 5.915%, 1/1/35(A)	32,082
94,140	FNMA, Pool #815323, (RFUCCT6M + 1.525%), 5.705%, 1/1/35(A)	97,560
42,234	FNMA, Pool #820364, (RFUCCT1Y + 0.827%), 4.952%, 4/1/35(A)	42,287
38,075	FNMA, Pool #827787, (RFUCCT6M + 1.55%), 5.644%, 5/1/35(A)	38,995
22,368	FNMA, Pool #889060, 6.000%, 1/1/38	23,945
21,713	FNMA, Pool #889061, 6.000%, 1/1/38	22,782
1,290	FNMA, Pool #889382, 5.500%, 4/1/38	1,328
38,079	FNMA, Pool #922674, (RFUCCT1Y + 1.905%), 6.198%, 4/1/36(A)	39,268
12,750	FNMA, Pool #960376, 5.500%, 12/1/37	13,115
2,192	FNMA, Pool #AD0941, 5.500%, 4/1/40	2,249
14,030	FNMA, Pool #AE0363, 5.000%, 7/1/37	13,996
22,385	FNMA, Pool #AE5441, 5.000%, 10/1/40	22,608
117	FNMA, Pool #AI6588, 4.000%, 7/1/26	117
354	FNMA, Pool #AI8506, 4.000%, 8/1/26	353
29,794	FNMA, Pool #AL0211, 5.000%, 4/1/41	30,090
119,766	FNMA, Pool #AL0478, (RFUCCT1Y + 1.787%), 6.216%, 4/1/36(A)	123,877
66,603	FNMA, Pool #AL0543, 5.000%, 7/1/41	67,266
28,994	FNMA, Pool #AL1105, 4.500%, 12/1/40	28,739
5,913	FNMA, Pool #AL2591, 5.500%, 5/1/38	5,881
138,285	FNMA, Pool #AL5275, (RFUCCT6M + 1.506%), 5.572%, 9/1/37(A)	142,725
314,174	FNMA, Pool #AL7396, (RFUCCT6M + 1.533%), 5.600%, 2/1/37(A)	322,768
89,694	GNMA, Pool #80826, (1 Year CMT Rate + 1.500%), 5.000%, 2/20/34(A)	90,493
40,298	GNMA, Pool #80889, (1 Year CMT Rate + 1.500%), 5.625%, 4/20/34(A)	40,831
82,114	GNMA, Pool #81016, (1 Year CMT Rate + 1.500%), 5.375%, 8/20/34(A)	83,100
97,087	GNMA, Pool #82760, (1 Year CMT Rate + 1.500%), 5.000%, 3/20/41(A)	98,322
6,058	GNMA, Pool #MA2392, (1 Year CMT Rate + 1.500%), 5.125%, 11/20/44(A)	6,062
140,970	GNMA, Pool #MA2466, (1 Year CMT Rate + 1.500%), 5.125%, 12/20/44(A)	143,682
	Total U.S. Government Mortgage-Backed Obligations	$2,466,178
	Agency Collateralized Mortgage Obligations — 0.0%
60,361	FHLMC REMIC, Ser 2770, Class FH, (SOFR30A + 0.514%), 4.107%, 3/15/34(A)	60,164
4,120	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	4,085
12,165	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	11,865
606	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	604
46,020	FNMA REMIC, Ser 2003-81, Class FE, (SOFR30A + 0.614%), 4.242%, 9/25/33(A)	45,999
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 0.0% (Continued)
$ 104,824	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	$ 105,571
1,161	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	1,149
	Total Agency Collateralized Mortgage Obligations	$229,437
Shares
	Short-Term Investment Fund — 5.1%
51,258,896	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	51,258,896
	Total Investment Securities—100.7% (Cost $1,015,440,774)	$1,012,647,645
	Liabilities in Excess of Other Assets — (0.7%)	(7,366,655)
	Net Assets — 100.0%	$1,005,280,990
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
RFUCCT6M – FTSE USD IBOR Consumer Cash Fallbacks Term Six months
SOFR – Secured Overnight Financing Rate
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $655,035,988 or 65.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$403,688,006	$—	$403,688,006
Corporate Bonds	—	269,522,220	—	269,522,220
Commercial Mortgage-Backed Securities	—	178,661,014	—	178,661,014
Non-Agency Collateralized Mortgage Obligations	—	82,825,773	—	82,825,773
U.S. Treasury Obligations	—	15,675,345	—	15,675,345
Commercial Paper	—	4,996,776	—	4,996,776
Municipal Bonds	—	3,324,000	—	3,324,000
U.S. Government Mortgage-Backed Obligations	—	2,466,178	—	2,466,178
Agency Collateralized Mortgage Obligations	—	229,437	—	229,437
Short-Term Investment Fund	51,258,896	—	—	51,258,896
Total	$51,258,896	$961,388,749	$—	$1,012,647,645
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone US Quality Bond Fund – June 30, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 22.2%
	Financials — 6.8%
$ 3,910,784	AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 144a, 6.088%, 12/15/44	$ 3,852,197
2,525,000	Bank of America Corp., 6.204%, 11/10/28	2,578,589
2,000,000	Fifth Third Bancorp, 5.631%, 1/29/32	2,059,225
1,000,000	Fifth Third Bancorp, 6.339%, 7/27/29	1,033,728
773,138	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	744,999
940,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	964,546
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,593,803
5,000,000	JPMorgan Chase & Co., 2.580%, 4/22/32	4,508,984
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,438,419
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	1,980,428
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,150,798
2,419,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	3,143,465
3,500,000	PNC Bank NA, 2.700%, 10/22/29	3,289,884
1,274,000	Protective Life Corp., 8.450%, 10/15/39	1,556,908
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,581,907
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,489,209
2,292,000	Unum Group, 7.250%, 3/15/28	2,374,712
1,100,000	Unum Group, MTN, 7.190%, 2/1/28	1,132,916
1,500,000	US Bancorp, 5.850%, 10/21/33	1,566,017
		41,040,734
	Utilities — 6.2%
2,292,901	Atmos Energy Kansas Securitization I LLC, 5.155%, 3/1/33	2,307,114
3,250,000	Avista Corp., 4.350%, 6/1/48	2,692,931
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,475,919
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,640,978
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,169,682
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,126,243
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,936,570
2,530,000	Dominion Energy, Inc., 5.450%, 3/15/35	2,571,996
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,738,030
2,082,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,249,563
2,025,483	Empire District Bondco LLC, Ser A-1, 4.943%, 1/1/33	2,031,683
2,192,000	Essential Utilities, Inc., 4.276%, 5/1/49	1,755,790
2,000,000	Idaho Power Co., MTN, 5.500%, 3/15/53	1,943,252
2,340,000	Kentucky Utilities Co., 5.125%, 11/1/40	2,267,846
3,000,000	Nevada Power Co., 5.450%, 5/15/41	2,936,183
2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	1,921,241
1,424,460	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,367,035
1,500,000	Southern Co. Gas Capital Corp., 4.950%, 9/15/34	1,483,324
		37,615,380
	Industrials — 1.8%
657,598	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	646,770
1,500,000	CSX Corp., 6.150%, 5/1/37	1,623,391
2,117,702	FedEx Corp. Pass-Through Trust, 1.875%, 2/20/34	1,830,071
1,075,000	GATX Corp., 1.900%, 6/1/31	940,405
3,000,000	GATX Corp., 5.500%, 6/15/35	3,039,977
298,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	302,001
Principal Amount		Market Value
	Corporate Bonds — 22.2% (Continued)
	Industrials — 1.8% (Continued)
$ 1,932,000	Tote Shipholdings LLC, 3.400%, 10/16/40	$ 1,683,176
1,000,000	Union Pacific Corp., 4.850%, 6/15/44	892,216
		10,958,007
	Consumer Discretionary — 1.6%
2,744,696	American Airlines Group, Inc. Pass-Through Trust, Ser 2016-3, AA, 3.000%, 10/15/28	2,658,108
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,049,983
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	2,012,852
466,967	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	449,624
2,731,884	United Airlines, Inc. Pass-Through Trust, Ser 2023-1, A, 5.800%, 1/15/36	2,838,564
		10,009,131
	Real Estate — 1.6%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,481,788
2,000,000	American Tower Corp. REIT, 4.900%, 3/15/30	2,010,419
3,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,965,614
2,050,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	2,028,781
		9,486,602
	Communication Services — 1.4%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,299,456
1,250,000	AT&T, Inc., 6.250%, 3/29/41	1,298,547
1,075,000	AT&T, Inc., 6.800%, 5/15/36	1,155,014
1,445,000	Crown Castle Towers LLC, 144a, 4.241%, 7/15/28	1,430,978
4,000,000	T-Mobile USA, Inc., 4.375%, 4/15/40	3,535,560
		8,719,555
	Health Care — 1.4%
3,500,000	Banner Health, 2.480%, 1/1/32	3,069,347
931,100	CVS Pass Through Trust, Ser 2013, 144a, 4.704%, 1/10/36	868,866
980,995	CVS Pass-Through Trust, 6.036%, 12/10/28	984,310
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,432,886
		8,355,409
	Consumer Staples — 1.1%
3,345,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	3,610,197
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,594,388
1,300,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,321,261
		6,525,846
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,547,245
	Total Corporate Bonds	$134,257,909
	U.S. Government Agency Obligations — 21.4%
15,988	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	15,993
5,127	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	5,137
10,147	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	10,134
19,527	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	19,558
34,596	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	34,590
66,727	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	67,019

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 21.4% (Continued)
$ 77,033	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	$ 77,075
45,692	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	45,788
56,950	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	57,718
131,814	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	131,080
62,160	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	61,484
140,784	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	140,038
61,271	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	61,244
179,714	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	178,088
312,515	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	307,310
739,694	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	718,860
2,136,641	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	1,994,802
2,233,170	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,073,709
908,084	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	862,021
1,102,319	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,036,353
1,801,143	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	1,688,601
998,854	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	935,820
1,950,730	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	1,818,055
1,726,650	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	1,585,770
1,682,485	Small Business Administration Participation Certificates, Ser 2016-20E, Class 1, 2.270%, 5/1/36	1,538,704
1,796,376	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	1,621,817
2,953,660	Small Business Administration Participation Certificates, Ser 2016-20L, Class 1, 2.810%, 12/1/36	2,750,804
538,474	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	532,783
426,545	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	416,793
2,188,218	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,032,823
2,178,448	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,014,851
2,736,061	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	2,524,726
1,232,017	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,134,656
Principal Amount		Market Value
	U.S. Government Agency Obligations — 21.4% (Continued)
$ 2,913,180	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	$ 2,704,791
3,262,603	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,073,785
2,223,558	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	2,138,298
1,326,395	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,232,760
1,507,702	Small Business Administration Participation Certificates, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,425,799
2,246,960	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,066,775
1,806,560	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	1,627,357
2,818,738	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,299,808
4,482,867	Small Business Administration Participation Certificates, Ser 2021-25L, Class 1, 1.850%, 12/1/46	3,721,518
2,794,817	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,451,590
1,881,468	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	1,717,029
2,720,631	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,575,179
3,377,503	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,191,256
8,020,492	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	7,736,066
3,771,965	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	3,820,309
2,448,739	Small Business Administration Participation Certificates, Ser 2023-20E, Class 1, 4.600%, 5/1/43	2,400,365
2,044,640	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	2,051,046
5,019,848	Small Business Administration Participation Certificates, Ser 2023-25F, Class 1, 4.930%, 6/1/48	5,028,286
2,400,022	Small Business Administration Participation Certificates, Ser 2024-10A, Class 1, 5.035%, 3/10/34	2,423,350
5,105,117	Small Business Administration Participation Certificates, Ser 2024-10B, Class 1, 4.380%, 9/10/34	5,039,211
5,324,709	Small Business Administration Participation Certificates, Ser 2024-25A, Class 1, 5.050%, 1/1/49	5,385,593
5,024,860	Small Business Administration Participation Certificates, Ser 2024-25B, Class 1, 5.070%, 2/1/49	5,087,737
5,426,735	Small Business Administration Participation Certificates, Ser 2024-25I, Class 1, 4.450%, 9/1/49	5,320,778
7,567,986	Small Business Administration Participation Certificates, Ser 2024-25K, Class 1, 5.010%, 11/1/49	7,592,849
4,084,874	Small Business Administration Participation Certificates, Ser 2024-25L, Class 1, 4.820%, 12/1/49	4,082,159
4,755,614	Small Business Administration Participation Certificates, Ser 2025-25C, Class 1, 4.970%, 3/1/50	4,736,021
2,694,358	Small Business Administration Participation Certificates, Ser 2025-25H, Class 1, 4.960%, 8/1/50	2,710,408

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 21.4% (Continued)
$ 5,700,000	Small Business Administration Participation Certificates, Ser 2026-25F, Class 1, 4.980%, 6/1/51	$ 5,773,547
1,896,544	United States International Development Finance Corp., 1.870%, 11/20/37	1,590,578
	Total U.S. Government Agency Obligations	$129,498,452
	U.S. Treasury Obligations — 16.3%
20,775,000	U.S. Treasury Bond, 1.875%, 2/15/51	11,607,220
12,500,000	U.S. Treasury Bond, 2.250%, 8/15/46	8,191,406
6,140,000	U.S. Treasury Bond, 2.875%, 5/15/52	4,268,259
10,000,000	U.S. Treasury Note, 1.125%, 2/15/31	8,732,813
30,975,000	U.S. Treasury Note, 3.500%, 2/15/33	29,588,385
4,000,000	U.S. Treasury Note, 3.875%, 9/30/29	3,965,781
7,810,000	U.S. Treasury Note, 4.250%, 11/15/34	7,745,629
21,540,000	U.S. Treasury Strip, Principal, 5/15/43(A)	9,399,081
19,894,000	U.S. Treasury Strip, Principal, 5/15/45(A)	7,771,413
26,500,000	U.S. Treasury Strip, Principal, 2/15/51(A)	7,690,792
	Total U.S. Treasury Obligations	$98,960,779
	Agency Collateralized Mortgage Obligations — 11.0%
1,953,925	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.218%, 11/25/27(B)(C)	1,930,144
68,020	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	67,756
4,053,218	Freddie Mac Multiclass Certificates Series, Ser 2024-P015, Class A, 4.439%, 1/25/33(B)(C)	3,946,576
2,450,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.822%, 12/25/49(B)(C)	2,433,141
1,200,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.230%, 2/25/51(B)(C)	1,177,413
488,664	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (SOFR30A + 0.814%), 4.406%, 11/25/35(B)	485,963
125,555	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(B)(C)	124,491
1,644,705	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(B)(C)	1,607,570
2,043,539	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(B)(C)	2,019,565
2,254,619	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.770%, 9/25/28(B)(C)	2,218,974
147,964	GNMA, Pool #785631, 4.587%, 5/20/67(B)(C)	146,460
446,242	GNMA, Ser 2013-121, Class AB, 3.021%, 8/16/44(B)(C)	424,245
14,787	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	13,944
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(B)(C)	2,109,431
333,742	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	315,313
629,621	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(B)(C)	589,540
657,974	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	563,283
260,747	GNMA, Ser 2017-H11, Class FV, (TSFR1M + 0.614%), 4.261%, 5/20/67(B)	260,475
228,334	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	222,448
3,597,985	GNMA, Ser 2020-113, Class AF, 2.000%, 10/16/62	2,468,093
4,709,737	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	3,784,677
2,102,032	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,477,411
3,419,667	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,530,782
3,063,377	GNMA, Ser 2025-126, Class BA, 5.548%, 5/16/67(B)(C)	3,158,544
5,953,823	GNMA, Ser 2025-142, Class BA, 5.350%, 3/16/67(B)(C)	6,098,330
6,956,812	GNMA, Ser 2025-145, Class AK, 5.594%, 5/16/67(B)(C)	7,231,719
5,966,260	GNMA, Ser 2025-153, Class AK, 5.740%, 8/16/67(B)(C)	6,202,908
6,797,394	GNMA, Ser 2025-162, Class BA, 5.433%, 2/16/68(B)(C)	6,992,255
5,845,202	GNMA, Ser 2025-185, Class AM, 5.310%, 10/16/67(B)(C)	6,025,403
	Total Agency Collateralized Mortgage Obligations	$66,626,854
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 10.4%
$ 3,358,000	FHLMC, Pool #WN2314, 4.650%, 1/1/33	$ 3,336,924
4,885,674	FHLMC REMIC, Pool #RA8086, 5.000%, 10/1/52	4,854,813
4,456,113	FHLMC REMIC, Pool #SD7152, 6.000%, 11/1/54	4,598,041
1,995,891	FHLMC REMIC, Pool #WN2381, 4.450%, 4/1/30	1,988,532
3,000,000	FHLMC REMIC, Pool #WN2615, 4.150%, 6/1/31	2,950,071
408,550	FNMA, Pool #888829, 5.926%, 6/1/37(B)(C)	407,479
325,901	FNMA, Pool #AH8854, 4.500%, 4/1/41	323,032
3,953,939	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,438,647
3,000,000	FNMA, Pool #AN2418, 2.120%, 9/1/26	2,983,538
1,135,711	FNMA, Pool #AN6828, 3.060%, 9/1/32	1,091,757
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,618,421
66,491	FNMA, Pool #AT0924, 2.000%, 3/1/28	65,000
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,846,214
3,333,592	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,192,125
6,163,975	FNMA, Pool #FS1887, 3.000%, 5/1/47	5,447,351
2,114,306	FNMA, Pool #FS7798, 6.000%, 6/1/54	2,183,293
2,940,844	FNMA, Pool #MA4269, 2.500%, 2/1/41	2,632,617
3,709,960	FNMA, Pool #MA4709, 5.000%, 7/1/52	3,681,146
3,187,258	FNMA, Pool #MA5073, 6.000%, 7/1/53	3,266,053
5,122,475	GNMA, Pool #MA8795, 2.500%, 4/20/53	4,398,623
3,921,096	GNMA, Pool #MA9171, 5.500%, 9/20/53	3,964,338
2,175,279	GNMA, Pool #MA9418, 3.000%, 1/20/54	1,946,134
	Total U.S. Government Mortgage-Backed Obligations	$63,214,149
	Asset-Backed Securities — 7.6%
1,455,392	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,380,717
737,911	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	681,382
2,326,806	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	2,130,947
2,240,627	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	1,764,295
3,000,000	Compass Datacenters Issuer II LLC, Ser 2025-2A, Class A1, 144a, 4.926%, 11/25/50	2,937,294
2,600,816	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,400,740
1,117,071	JGWPT XXVII LLC, Ser 2012-3A, Class A, 144a, 3.220%, 9/15/65	1,008,171
1,252,139	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,169,639
886,149	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	778,830
4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	4,390,487
3,500,000	Neuberger Berman Loan Advisers CLO 42 Ltd. (Cayman Islands), Ser 2021-42A, Class AR, 144a, (TSFR3M + 0.950%), 4.630%, 7/16/36(B)	3,500,623
591,718	Oklahoma Development Finance Auth., Revenue, Ser 2022-ONG, Class A1, 3.877%, 5/1/37	580,433
320,000	Progress Residential Trust, Ser 2025-SFR4, Class B, 144a, 4.700%, 8/17/42	311,547
3,030,000	QTS Issuer ABS I LLC, Ser 2025-1A, Class A2, 144a, 5.439%, 5/25/55	3,005,977
3,635,992	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,307,597
4,072,414	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,345,444
2,370,846	Small Business Administration Participation Certificates, Ser 2023-10B, Class 1, 5.688%, 9/10/33	2,453,958

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 7.6% (Continued)
$ 3,300,055	Small Business Administration Participation Certificates, Ser 2023-25G, Class 1, 5.180%, 7/1/48	$ 3,360,344
2,872,875	Small Business Administration Participation Certificates, Ser 2023-25H, Class 1, 5.150%, 8/1/48	2,923,258
424,110	Sunnova Hestia I Issuer LLC, Ser 2023-GRID1, Class 1A, 144a, 5.750%, 12/20/50	412,627
2,489,752	Sunnova Hestia II Issuer LLC, Ser 2024-GRID1, Class 1A, 144a, 5.630%, 7/20/51	2,393,642
1,681,000	Switch ABS Issuer LLC, Ser 2025-1A, Class A2, 144a, 5.036%, 3/25/55	1,638,803
	Total Asset-Backed Securities	$45,876,755
	Commercial Mortgage-Backed Securities — 5.6%
2,900,000	BANK5, Ser 2025-5YR17, Class A3, 5.225%, 11/15/58	2,935,265
2,978,395	BBCMS Mortgage Trust, Ser 2024-5C27, Class A2, 5.550%, 7/15/57	3,018,553
3,000,000	Benchmark Mortgage Trust, Ser 2026-V21, Class A3, 5.127%, 3/15/59	3,024,910
3,000,000	BMO Mortgage Trust, Ser 2024-5C7, Class A2, 5.092%, 11/15/57	3,015,566
780,000	BX Trust, Ser 2025-VLT7, Class A, 144a, (TSFR1M + 1.700%), 5.325%, 7/15/44(B)	780,000
380,000	BX Trust, Ser 2025-VLT7, Class B, 144a, (TSFR1M + 2.000%), 5.625%, 7/15/44(B)	380,000
13,448	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	12,618
2,850,000	CHI Commercial Mortgage Trust, Ser 2025-SFT, Class A, 144a, 5.665%, 4/15/42(B)(C)	2,879,039
2,985,000	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,696,864
1,800,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	1,604,444
1,450,000	FREMF Mortgage Trust, Ser 2017-K65, Class B, 144a, 4.226%, 7/25/50(B)(C)	1,438,958
2,779,000	FREMF Mortgage Trust, Ser 2017-K66, Class B, 144a, 4.170%, 7/25/27(B)(C)	2,753,539
3,100,000	FREMF Mortgage Trust, Ser 2017-K69, Class B, 144a, 3.853%, 10/25/49(B)(C)	3,054,234
2,303,164	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	1,835,898
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,294,913
2,185,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,947,572
	Total Commercial Mortgage-Backed Securities	$33,672,373
	Municipal Bonds — 4.4%
	California — 1.5%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	935,044
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,748,350
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	835,627
1,510,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,134,815
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,612,617
2,675,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	3,052,476
		9,318,929
	Texas — 0.9%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	1,817,499
Principal Amount		Market Value
	Municipal Bonds — 4.4% (Continued)
	Texas — (Continued)
$ 2,640,000	Texas Department of Transportation State Highway Fund, Build America Bonds, Revenue, 5.178%, 4/1/30	$ 2,693,332
1,270,608	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	846,137
		5,356,968
	Oklahoma — 0.5%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	2,882,700
	Virginia — 0.4%
806,121	Virginia Housing Development Authority, 2.950%, 10/25/49	709,447
2,117,767	Virginia Housing Development Authority, 2.125%, 7/25/51	1,699,481
		2,408,928
	New York — 0.4%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,083,604
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,307,250
		2,390,854
	Minnesota — 0.4%
2,811,935	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	2,133,613
	Nevada — 0.2%
1,328,094	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,081,101
	Ohio — 0.1%
1,058,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	920,630
	Louisiana — 0.0%
235,300	Louisiana Housing Corp., 2.875%, 11/1/38	203,016
	Total Municipal Bonds	$26,696,739
	Non-Agency Collateralized Mortgage Obligations — 0.0%
318,240	Virginia Housing Development Auth., Revenue, Ser 2013-B, Class A, 2.750%, 4/25/42	278,940
Shares
	Short-Term Investment Fund — 1.4%
8,545,522	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	8,545,522
	Total Investment Securities—100.3% (Cost $639,530,917)	$607,628,472
	Liabilities in Excess of Other Assets — (0.3%)	(2,047,942)
	Net Assets — 100.0%	$605,580,530
(A)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ABS – Asset-Backed Security
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $76,909,792 or 12.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$134,257,909	$—	$134,257,909
U.S. Government Agency Obligations	—	129,498,452	—	129,498,452
U.S. Treasury Obligations	—	98,960,779	—	98,960,779
Agency Collateralized Mortgage Obligations	—	66,626,854	—	66,626,854
U.S. Government Mortgage-Backed Obligations	—	63,214,149	—	63,214,149
Asset-Backed Securities	—	45,876,755	—	45,876,755
Commercial Mortgage-Backed Securities	—	33,672,373	—	33,672,373
Municipal Bonds	—	26,696,739	—	26,696,739
Non-Agency Collateralized Mortgage Obligations	—	278,940	—	278,940
Short-Term Investment Fund	8,545,522	—	—	8,545,522
Total	$8,545,522	$599,082,950	$—	$607,628,472
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
June 30, 2026 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2026, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Ares Credit Opportunities Fund held Level 3 categorized securities during the period ended June 30, 2026.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

Notes to Portfolios of Investments (Unaudited) (Continued)
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.